                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 33-14363
                                                               File No. 811-5162

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    /X/
                  Pre-Effective Amendment No.___                           / /

                  Post-Effective Amendment No. 32                          /X/
                                              ----
                                       AND
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                  Amendment No.  32                                        /X/
                                ----


                           DELAWARE GROUP PREMIUM FUND
               -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania   19103
              --------------------------------------------------------
               (Address of Principal Executive Offices)     (Zip Code)

       Registrant's Telephone Number, including Area Code: (215) 255-1255

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
       -------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            August 21, 2000

It is proposed that this filing will become effective:

    ___  immediately upon filing pursuant to paragraph (b)
    ___  on (date) pursuant to paragraph (b)
    ___  60 days after filing pursuant to paragraph (a)(1)
    ___  on (date) pursuant to paragraph (a)(1)
    ___  75 days after filing pursuant to paragraph (a)(2)
    _X_  on August 21, 2000 pursuant to paragraph (a)(2) of Rule 485



If appropriate:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---


         This Post-Effective Amendment No. 32 to Registration File No. 33-14363 includes the following:

          1.     Facing Page

          2.     Contents Page

          3.     Part A - Prospectuses

          4.     Part B - Statement of Additional Information

          5.     Part C - Other Information

          6.     Signatures

          7.     Exhibits

                           DELAWARE GROUP PREMIUM FUND
                        Technology and Innovation Series

                                  Service Class

                   1818 Market Street, Philadelphia, PA 19103

                                   Prospectus

                                  August  , 2000

This Prospectus offers the Service Class of Technology and Innovation Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

The Service Class shares of the Series are subject to annual 12b-1 plan fees. The 12b-1 plan allows the Fund to pay distribution fees of up to 0.30% (currently 0.15%) per year to those who sell and distribute Service Class shares or provide services to shareholders and contract owners.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of contents


Profile                                                                     page
Technology and Innovation Series


How we manage the Series
Our investment strategies
The securities we typically invest in
The risks of investing in
   Technology and Innovation Series
Investment manager
Portfolio managers
Fund administration (Who's who)


Important information about
   the Series
Share classes
Purchase and redemption of shares
Valuation of shares
Dividends, distributions and taxes


Financial highlights

Profile: Technology and Innovation Series

What are the Series' goals? Technology and Innovation Series seeks to provide long-term capital growth. Although the Series will strive to meet its goal, there is no assurance that it will.

What are the Series' main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Series uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Series shares will increase and decrease according to changes in the value of the Series' investments. This Series will be affected by declines in stock prices. Although the Series will not invest more than 25% of its net assets in any one industry, the Series will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Series may be particularly sensitive to changes in the general market and other economic conditions that affect those industries. Companies in the rapidly changing field of technology and in the fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Series may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Technology and Innovation Series is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk.

For a more complete discussion of risk, please turn to page __.

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

Who should not invest in the Series
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.

How we manage the Series

Technology and Innovation Series

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Series. The following describes how the portfolio managers pursue the Series' investment goal.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Series' assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o computer software and hardware;
o semiconductor, minicomputers and peripheral equipment;
o telecommunication, media and information services;
o environmental services, chemicals and synthetic materials;
o defense and commercial electronics;
o data storage and retrieval; and
o biotechnology, health care and medical supplies.

The Series uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Technology and Innovation Series uses the same investment strategy as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------- ---------------------------------------------------------------------
Securities                                                  How we use them
----------------------------------------------------------- ---------------------------------------------------------------------
Common stocks: Securities that represent shares of          We invest at least 65% of the Series' total assets in equity
ownership in a corporation. Stockholders participate in     securities (including common stocks and convertible securities).
the corporation's profits and losses, proportionate to      Generally, however, we invest 90% to 100% of net assets in common
the number of shares they own.                              stock.  The Series may invest in common stocks of any market capitalization.

----------------------------------------------------------- ---------------------------------------------------------------------
Foreign Securities and American Depositary Receipts:        Although the Series may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the   foreign securities, we have no present intention of doing so.  We
case of American Depositary Receipts, through a U.S.        may invest without limit in ADRs and will do so when we believe
bank. ADRs represent a bank's holdings of a stated number   they offer greater value and greater appreciation potential than
of shares of a foreign corporation.  An ADR entitles the    U.S. securities.
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
----------------------------------------------------------- ---------------------------------------------------------------------
Convertible securities: Usually preferred stocks            The Series may invest in convertible securities and selects
or corporate bonds that can be exchanged for a              them on the basis of the common stock into which they can
set number of shares of common stock at a                   be converted, not on the basis of the debt ratings of the
predetermined price.                                        convertible securities.
----------------------------------------------------------- ---------------------------------------------------------------------
Repurchase agreements: An agreement                         Typically, the Series uses repurchase agreements as a short-
between a buyer, such as the Series, and seller of          term investment for the Series' cash position. In order to enter
securities in which the seller agrees to buy the            into these repurchase agreements, the Series must have
securities back within a specified time at the same         collateral of at least 102% of the repurchase price. The Series
price the buyer paid for them, plus an amount               may not have more than 10% of its total assets in repurchase
equal to an agreed upon interest rate.                      agreements with maturities of over seven days. The Series will
Repurchase agreements are often viewed as                   only enter into repurchase agreements in which the collateral
equivalent to cash.                                         is composed of U.S. government securities.
----------------------------------------------------------- ---------------------------------------------------------------------
Restricted securities: Privately placed securities          We may invest in privately placed securities, including those
whose resale is restricted under securities law.            that are eligible for resale only among certain institutional buyers without registration which are commonly known as
                                                            "Rule 144A Securities." Restricted securities that are
                                                            determined to be illiquid may not exceed the Series' 15% limit on illiquid securities, which is described below.
----------------------------------------------------------- ---------------------------------------------------------------------
Options and futures: Options represent a right to buy or    If we have stocks that appreciated in price, we may want to protect
sell a security at an agreed upon price at a future date.   those gains when we anticipate adverse conditions.  We might use
The purchaser of an option may or may not choose to go      options or futures to neutralize the effect of any price declines,
through with the transaction.                               without selling the security.  We might also use options or futures to gain exposure to a particular market segment without purchasing
Futures contracts are agreements for the                    individual securities in that segment. We might use this approach
purchase or sale of securities at a specified price,        if we had excess cash that we wanted to invest quickly.
on a specified date. Unlike an option, a futures
contract must be executed unless it is sold before
the settlement date.                                        We might use covered call options if we believe that doing so would help the Series to meet its investment objective.

Certain options and futures may be considered to
be derivative securities.                                   Use of these strategies can increase the operating costs of the
                                                            Series and can lead to loss of principal.
----------------------------------------------------------- ---------------------------------------------------------------------

----------------------------------------------------------- ---------------------------------------------------------------------
Securities                                                  How we use them
----------------------------------------------------------- ---------------------------------------------------------------------
Illiquid securities: Securities that do not have a          The Series may invest no more than 15% of net assets in
ready market, and cannot be easily sold within              illiquid securities.
seven days at approximately the price that a fund
has valued them. Illiquid securities include
repurchase agreements maturing in more than
seven days.
----------------------------------------------------------- ---------------------------------------------------------------------

The Series may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Series may invest.

Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Series may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
In response to unfavorable market conditions, the Series may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Series' investment objective.

Portfolio turnover
We anticipate that the Series will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in higher brokerage costs and higher taxable gains for the investor.

The risks of investing in Technology and Innovation Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The following chart gives a brief description of the chief risks of investing in the Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------- -------------------------------------------------------------------
Risks                                                    How we strive to manage them
-------------------------------------------------------- -------------------------------------------------------------------
Market risk is the risk that all or a majority of        We maintain a long-term approach and focus on securities
the securities in a certain market-like the stock        that we believe can continue to provide returns over an
or bond market-will decline in value because of          extended period of time regardless of interim market
factors such as economic conditions, future              fluctuations. Generally, we do not try to predict overall
expectations or investor confidence.                     market movements or trade for short-term purposes.
-------------------------------------------------------- -------------------------------------------------------------------
Industry and security risk is the risk that the          Although the Series will not invest more than 25% of its net
value of securities in a particular industry or the      assets in one industry, it will concentrate its investments in
value of an individual stock or bond will decline        companies that we believe will benefit from technological
because of changing expectations for the                 advances and innovation. As a result, the value of Series
performance of that industry or for the individual       shares can be expected to fluctuate in response to factors
company issuing the stock.                               affecting the  industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Series may be more
                                                         susceptible to any single economic, political or regulatory occurrence affecting these companies.

                                                         To seek to reduce these risks, we limit the amount of the
                                                         Series' assets invested in any one industry and we follow a rigorous selection process before choosing securities for the
                                                         Series.
-------------------------------------------------------- -------------------------------------------------------------------

-------------------------------------------------------- -------------------------------------------------------------------
Risks                                                    How we strive to manage them
-------------------------------------------------------- -------------------------------------------------------------------
Interest rate risk is the risk that securities,          The Series can invest in small or mid-cap companies and we seek
particularly bonds with longer maturities, will          to address the potential interest rate risks associated with
decrease in value if interest rates rise and increase    those holdings by analyzing each company's financial situation
in value if interest rates fall. However, investments    and its cash flow to determine the company's ability to finance
in equity securities issued by small and medium-sized    future expansion and operations.  As appropriate, potential
companies, which often borrow money to finance           impact that rising interest rates might have on a stock is taken
operations, may also be adversely affected by rising     into consideration before a stock is purchased.
interest rates.
-------------------------------------------------------- -------------------------------------------------------------------
Foreign risk is the risk that foreign securities         Currently, the Series intends to invest only a small portion
may be adversely affected by political instability,      its portfolio in ADRs. If we were to purchase foreign
changes in currency exchange rates, foreign              securities, they would often be denominated in U.S. dollars.
economic conditions or inadequate regulatory             We also tend to avoid markets where we believe accounting
and accounting standards.                                principles or the regulatory structure are underdeveloped.
-------------------------------------------------------- -------------------------------------------------------------------
Company size risk is the risk that prices of             The Series seeks opportunities among companies of all
small and medium-size companies may be                   sizes. However, because the Series does not concentrate
more volatile than larger companies because of           specifically on small or medium-size companies, this risk
limited financial resources or dependence on             may be balanced by holdings of larger companies.
narrow product lines.
-------------------------------------------------------- -------------------------------------------------------------------
Liquidity risk is the possibility that securities        We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund values them.
-------------------------------------------------------- -------------------------------------------------------------------
Non-diversified funds risk: Non-diversified              The Series is a non-diversified fund as defined by the
investment companies have the flexibility to             Investment Company Act of 1940. Nevertheless, we
invest as much as 50% of their assets in as few          typically hold securities from a variety of different issuers.
as two issuers with no single issuer accounting          We also perform extensive analysis on all securities,
for more than 25% of the portfolio. The                  particularly those that represent a larger percentage of
remaining 50% of the portfolio must be                   portfolio assets.
diversified so that no more than 5% of a fund's
assets is invested in the securities of a single
issuer. Because a non-diversified fund may
invest its assets in fewer issuers, the value of
series shares may increase or decrease more
rapidly than if the series were fully diversified.
-------------------------------------------------------- -------------------------------------------------------------------
Futures and options risk is the possibility that         We will not use futures and options for speculative reasons.
a fund may experience a significant loss if it           We may use futures and options to protect gains in the
employs an options or futures strategy related to        portfolio without actually selling a security. We may also
a security or a market index and that security or        use options and futures to quickly invest excess cash so
index moves in the opposite direction from what          that the portfolio is generally fully invested.
the portfolio manager anticipated. Futures and
options also involve additional expenses, which
could reduce any benefit or increase any loss to
a fund from using the strategy.
-------------------------------------------------------- -------------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. The Series will pay Delaware Management Company the following fee on an annual basis: 0.75% on the first $500 million of average daily net assets; 0.70% on the next $500 million; 0.65% on the next $1.5 billion and 0.60% on assets in excess of $2.5 billion.

Portfolio managers

Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Technology and Innovation Series. In making decisions for the Series, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the growth team.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth equity group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management/Financial Economics from Pace University. Mr. Hynoski has been managing the Series since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Who's who?

The following describes the various organizations involved with managing, administering, and servicing the Series.

Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the series. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager
Delaware Management Company, One Commerce Square, Philadelphia, PA 19103

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On June 30, 2000, Delaware Management Company and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Portfolio managers Portfolio managers are employed by the investment managers to make investment decisions for individual portfolios on a day-to-day basis. See "How we manage the Series" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian
The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, who segregates fund securities from other bank assets.

Important Information about the Series

Share classes
The Series has two classes of shares, Standard Class and Service Class. Each class is identical except that Service Class has a distribution or "Rule 12b-1" plan. The 12b-1 plan allows the Fund to pay distribution fees of up to 0.30% (currently 0.15%) per year to those who sell and distribute Service Class shares or provide services to shareholders and contract owners. Because these fees are paid out of Service Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Purchase and redemption of shares
Shares are sold only to separate accounts of life companies at net asset value. (See "Valuation of shares.") Redemptions will be effected by the separate accounts at the net asset value next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Series' net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Series' net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Series' portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price debt securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any investments that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.

From time to time, the Series may also hold securities that are listed on foreign exchanges. These foreign exchanges may trade on weekends or days when the Series does not price its shares. As a result, the NAV of the Series may change on days when you will not be able to purchase or redeem shares of the Series.

Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal income tax to the extent its earnings are distributed. The Fund intends to distribute substantially all of the Series' net investment income and net capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Series but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them, and the Fund will inform shareholders of the amount and nature of income or gains.

Please refer to the prospectus for the variable insurance contract for additional tax information relevant to such contracts.

EURO
Several European countries began participating in the European Economic and Monetary Union, which has established a common currency for participating countries. This currency is commonly known as the "Euro." The long-term consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities in which the Series may invest are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Series.

Financial highlights

Financial highlights are not shown for the Series since it commenced operations after the close of the fiscal year end.

DELAWARE GROUP PREMIUM FUND

Additional information about the Series' investments will be available in the Series' Annual and Semi-Annual Reports to shareholders. In the Series' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal period. You can find more detailed information about the Series in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918.

You can find reports and other information about the Series on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.202.942.8090.




Investment Company Act File No. 811-5162

                           DELAWARE GROUP PREMIUM FUND
                        Technology and Innovation Series

                                 Standard Class

                   1818 Market Street, Philadelphia, PA 19103

                                   Prospectus

                                  August , 2000

This Prospectus offers the Technology and Innovation Series. The Series is in effect a separate fund issuing its own shares. The shares of the Series are sold only to separate accounts of life insurance companies (life companies). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies (variable contracts). The separate accounts invest in shares of the Series in accordance with allocation instructions received from contract owners. The investment objective and principal policies of the Series are described in this Prospectus.

As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of contents


Profile                                                                     page
Technology and Innovation Series


How we manage the Series
Our investment strategies
The securities we typically invest in
The risks of investing in
   Technology and Innovation Series
Investment manager
Portfolio managers
Fund administration (Who's who)


Important information about
   the Series
Share classes
Purchase and redemption of shares
Valuation of shares
Dividends, distributions and taxes


Financial highlights

Profile: Technology and Innovation Series

What are the Series' goals? Technology and Innovation Series seeks to provide long-term capital growth. Although the Series will strive to meet its goal, there is no assurance that it will.

What are the Series' main investment strategies? We invest primarily in stocks we believe will benefit from technological advances and improvements. We strive to identify companies that offer above-average opportunities for long-term price appreciation because they are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

The Series uses a bottom-up approach to stock selection that seeks companies that are market leaders, have strong product cycles, innovative concepts or may benefit from industry trends. We look at estimated growth rates, market capitalization and cash flows as we strive to determine how attractive a company is relative to other companies.

What are the main risks of investing in the Series? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The price of Series shares will increase and decrease according to changes in the value of the Series' investments. This Series will be affected by declines in stock prices. Although the Series will not invest more than 25% of its net assets in any one industry, the Series will be highly concentrated in the industries that are poised to benefit from technology or from innovations that may indirectly benefit from technology. Therefore, the Series may be particularly sensitive to changes in the general market and other economic conditions that affect those industries. Companies in the rapidly changing field of technology and in the fields that may benefit from innovation and technology often face special risks. For example, their products may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. A portfolio focused primarily on these stocks is likely to be much more volatile than one with exposure to a greater variety of industries, especially in the short run.

In addition, the Series may invest in smaller companies that involve greater risk than other companies due to their size, narrow product lines, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience more volatile price fluctuations, especially over the short term.

Technology and Innovation Series is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Series may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Series may affect a larger portion of overall assets and subject the Series to greater risk.

For a more complete discussion of risk, please turn to page __.

An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Series
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of companies believed to benefit from technological advances and improvements.

Who should not invest in the Series
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly over the short term.
o Investors unwilling to accept the risks of a non-diversified, more concentrated fund focusing on companies believed to benefit from technological advances and improvements.



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
How we manage the Series

Technology and Innovation Series

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Series. The following describes how the portfolio managers pursue the Series' investment goal.

We strive to identify companies of any size that offer above-average opportunities for long-term price appreciation. At least 65% of the Series' assets will be invested in common stocks issued by companies that we believe are poised to benefit from the development, advancement and use of technology or from innovations that may indirectly benefit from technology. In striving to identify such companies, we will evaluate a company's managerial skills, strategic focus, product development, position in its industry or relevant markets, and innovative concepts.

Some industries likely to be represented in the portfolio are:

o computer software and hardware;
o semiconductor, minicomputers and peripheral equipment;
o telecommunication, media and information services;
o environmental services, chemicals and synthetic materials;
o defense and commercial electronics;
o data storage and retrieval; and
o biotechnology, health care and medical supplies.

The Series uses a bottom-up approach to stock selection. We look at estimated growth rates, market capitalization and cash flows of individual companies as we strive to determine how attractive a company is relative to other companies.

We also rely on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our goal is to select companies that are likely to perform well over an extended time frame.

Technology and Innovation Series uses the same investment strategy as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family, although performance may differ depending on such factors as the size of the funds and the timing of investments and redemptions.

The Series' investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.


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


The securities we typically invest in
Stocks offer investors the potential for capital appreciation, and may pay dividends as well.

----------------------------------------------------------- ---------------------------------------------------------------------
Securities                                                  How we use them
----------------------------------------------------------- ---------------------------------------------------------------------
Common stocks: Securities that represent shares of          We invest at least 65% of the Series' total assets in equity
ownership in a corporation. Stockholders participate in     securities (including common stocks and convertible securities).
the corporation's profits and losses, proportionate to      Generally, however, we invest 90% to 100% of net assets in common
the number of shares they own.                              stock.  The Series may invest in common stocks of any market capitalization.

----------------------------------------------------------- ---------------------------------------------------------------------
Foreign Securities and American Depositary Receipts:        Although the Series may invest up to 25% of its net assets in
Securities of foreign entities issued directly or, in the   foreign securities, we have no present intention of doing so.  We
case of American Depositary Receipts, through a U.S.        may invest without limit in ADRs and will do so when we believe
bank. ADRs represent a bank's holdings of a stated number   they offer greater value and greater appreciation potential than
of shares of a foreign corporation.  An ADR entitles the    U.S. securities.
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
----------------------------------------------------------- ---------------------------------------------------------------------
Convertible securities: Usually preferred stocks or         The Series may invest in convertible securities and selects them
corporate bonds that can be exchanged for a set number of   on the basis of the common stock into which they can be
shares of common stock at a predetermined price.            converted, not on the basis of the debt ratings of the
                                                            convertible securities.
----------------------------------------------------------- ---------------------------------------------------------------------
Repurchase agreements: An agreement between a buyer, such   Typically, the Series uses repurchase agreements as a short-term
as the Series, and seller of securities in which the        investment for the Series' cash position. In order to enter into
seller agrees to buy the securities back within a           these repurchase agreements, the Series must have collateral of at
specified time at the same price the buyer paid for them,   least 102% of the repurchase price. The Series may not have more
plus an amount equal to an agreed upon interest rate.       than 10% of its total assets in repurchase agreements with
Repurchase agreements are often viewed as equivalent to     maturities of over seven days. The Series will only enter into
cash.                                                       repurchase agreements in which the collateral is composed of U.S.
                                                            government securities.
----------------------------------------------------------- ---------------------------------------------------------------------
Restricted securities: Privately placed securities whose    We may invest in privately placed securities, including those that
resale is restricted under securities law.                  are eligible for resale only among certain institutional buyers without registration which are commonly known as "Rule 144A
                                                            Securities." Restricted securities that are determined to be illiquid may not exceed the Series' 15% limit on illiquid securities, which is described below.
----------------------------------------------------------- ---------------------------------------------------------------------
Options and futures: Options represent a right to buy or    If we have stocks that appreciated in price, we may want to protect
sell a security at an agreed upon price at a future date.   those gains when we anticipate adverse conditions.  We might use
The purchaser of an option may or may not choose to go      options or futures to neutralize the effect of any price declines,
through with the transaction.                               without selling the security.  We might also use options or futures to gain exposure to a particular market segment without purchasing
Futures contracts are agreements for the purchase or sale   individual securities in that segment. We might use this approach
of securities at a specified price, on a specified date.    if we had excess cash that we wanted to invest quickly.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.               We might use covered call options if we believe that doing so would help the Series to meet its investment objective.
Certain options and futures may be considered to be
derivative securities.                                      Use of these strategies can increase the operating costs of the
                                                            Series and can lead to loss of principal.

----------------------------------------------------------- ---------------------------------------------------------------------
Illiquid securities: Securities that do not have a ready    The Series may invest no more than 15% of net assets in illiquid
market, and cannot be easily sold within seven days at      securities.
approximately the price that a fund has valued them.
Illiquid securities include repurchase agreements maturing
in more than seven days.

----------------------------------------------------------- ---------------------------------------------------------------------

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
The Series may also invest in other securities including warrants, preferred stocks, and bonds. Please see the Statement of Additional Information for additional descriptions of these securities as well as other securities in which the Series may invest.

Lending securities
The Series may lend up to 25% of its assets to qualified dealers and institutional investors for their use in security transactions.

Purchasing securities on a when-issued or delayed delivery basis
The Series may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions
In response to unfavorable market conditions, the Series may make temporary investments in bonds, cash or cash equivalents. These investments may not be consistent with the Series' investment objective.

Portfolio turnover
We anticipate that the Series will have an annual portfolio turnover of more than 100%. A turnover rate of 100% would occur if the Series sold and replaced securities valued at 100% of its net assets within one year. High turnover rate can result in higher brokerage costs and higher taxable gains for the investor.


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


The risks of investing in Technology and Innovation Series

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Series you should carefully evaluate the risks. An investment in the Series typically provides the best results when held for a number of years. The following chart gives a brief description of the chief risks of investing in the Series. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------- -------------------------------------------------------------------
Risks                                                    How we strive to manage them
-------------------------------------------------------- -------------------------------------------------------------------
Market risk is the risk that all or a majority of the    We maintain a long-term approach and focus on securities that we
securities in a certain market-like the stock or bond    believe can continue to provide returns over an extended period
market-will decline in value because of factors such     of time regardless of interim market fluctuations. Generally, we
as economic conditions, future expectations or           do not try to predict overall market movements or trade for
investor confidence.                                     short-term purposes.

-------------------------------------------------------- -------------------------------------------------------------------
Industry and security risk is the risk that the value    Although the Series will not invest more than 25% of its net
of securities in a particular industry or the value of   assets in one industry, it will concentrate its investments in
an individual stock or bond will decline because of      companies that we believe will benefit from technological
changing expectations for the performance of that        advances and innovation. As a result, the value of Series shares
industry or for the individual company issuing the       can be expected to fluctuate in response to factors affecting
the stock.                                               industries in which these companies operate, and may fluctuate more widely than a fund that invests in a broader range of industries. The Series may be more susceptible to any single economic, political or regulatory occurrence affecting these companies.

                                                         To seek to reduce these risks, we limit the amount of the Series'
                                                         assets invested in any one industry and we follow a rigorous selection process before choosing securities for the Series.

-------------------------------------------------------- -------------------------------------------------------------------

-------------------------------------------------------- -------------------------------------------------------------------
Risks                                                    How we strive to manage them
-------------------------------------------------------- -------------------------------------------------------------------
Interest rate risk is the risk that securities,          The Series can invest in small or mid-cap companies and we seek
particularly bonds with longer maturities, will          to address the potential interest rate risks associated with
decrease in value if interest rates rise and increase    those holdings by analyzing each company's financial situation
in value if interest rates fall. However, investments    and its cash flow to determine the company's ability to finance
in equity securities issued by small and medium-sized    future expansion and operations.  As appropriate, potential
companies, which often borrow money to finance           impact that rising interest rates might have on a stock is taken
operations, may also be adversely affected by rising     into consideration before a stock is purchased.
interest rates.


-------------------------------------------------------- -------------------------------------------------------------------
Foreign risk is the risk that foreign securities may     Currently, the Series intends to invest only a small portion its
be adversely affected by political instability,          portfolio in ADRs. If we were to purchase foreign securities,
changes in currency exchange rates, foreign economic     they would often be denominated in U.S. dollars. We also tend to
conditions or inadequate regulatory and accounting       avoid markets where we believe accounting principles or the
standards.                                               regulatory structure are underdeveloped.

-------------------------------------------------------- -------------------------------------------------------------------
Company size risk is the risk that prices of small and   The Series seeks opportunities among companies of all sizes.
medium-size companies may be more volatile than larger   However, because the Series does not concentrate specifically on
companies because of limited financial resources or      small or medium-size companies, this risk may be balanced by
dependence on narrow product lines.                      holdings of larger companies.

-------------------------------------------------------- -------------------------------------------------------------------
Liquidity risk is the possibility that securities        We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund values them.

-------------------------------------------------------- -------------------------------------------------------------------
Non-diversified funds risk: Non-diversified investment   The Series is a non-diversified fund as defined by the Investment
companies have the flexibility to invest as much as      Company Act of 1940. Nevertheless, we typically hold securities
50% of their assets in as few as two issuers with no     from a variety of different issuers. We also perform extensive
single issuer accounting for more than 25% of the        analysis on all securities, particularly those that represent a
portfolio. The remaining 50% of the portfolio must be    larger percentage of portfolio assets.
diversified so that no more than 5% of a fund's
assets is invested in the securities of a single issuer.
Because a non-diversified fund may invest its assets in
fewer issuers, the value of series shares may increase
or decrease more rapidly than if the series were
fully diversified.
-------------------------------------------------------- -------------------------------------------------------------------
Futures and options risk is the possibility that a       We will not use futures and options for speculative reasons. We
fund may experience a significant loss if it employs     may use futures and options to protect gains in the portfolio
an options or futures strategy related to a security     without actually selling a security. We may also use options and
or a market index and that security or index moves in    futures to quickly invest excess cash so that the portfolio is
the opposite direction from what the portfolio manager   generally fully invested.
anticipated. Futures and options also involve
additional expenses, which could reduce any benefit or
increase any loss to a fund from using the strategy.


-------------------------------------------------------- -------------------------------------------------------------------

Investment manager

The Series is managed by Delaware Management Company. Delaware Management Company makes investment decisions for the Series, manages the Series' business affairs and provides daily administrative services. The Series will pay Delaware Management Company the following fee on an annual basis: 0.75% on the first $500 million of average daily net assets; 0.70% on the next $500 million; 0.65% on the next $1.5 billion and 0.60% on assets in excess of $2.5 billion.

Portfolio managers

Jeffrey W. Hynoski has primary responsibility for making day-to-day investment decisions for Technology and Innovation Series. In making decisions for the Series, Mr. Hynoski regularly consults with Gerald S. Frey, Senior Portfolio Manager of the growth team.

Jeffrey W. Hynoski, Vice President/Portfolio Manager, joined Delaware Investments in 1998. Previously, he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth equity group, where he specialized in the areas of science, technology and telecommunications. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in Finance from the University of Delaware and an MBA with a concentration in Investments/Portfolio Management/Financial Economics from Pace University. Mr. Hynoski has been managing the Series since its inception.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.




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



Who's who?

The following describes the various organizations involved with managing, administering, and servicing the Series.

Board of trustees A mutual fund is governed by a board of trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the series. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager
Delaware Management Company, One Commerce Square, Philadelphia, PA 19103

An investment manager is a company responsible for selecting portfolio investments consistent with objectives and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On June 30, 2000, Delaware Management Company and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts. Delaware Management Company is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

Portfolio managers Portfolio managers are employed by the investment managers to make investment decisions for individual portfolios on a day-to-day basis. See "How we manage the Series" for information about the portfolio managers of the Series.

Distributor
Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103

Shares of the Series are only sold to separate accounts of insurance companies used in connection with variable annuity or variable life products.

Custodian
The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245

Mutual funds are legally required to protect their portfolio securities and most funds place them with a custodian, typically a qualified bank custodian, who segregates fund securities from other bank assets.


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


Important Information about the Series

Share classes
The Series has two classes of shares, Standard Class and Service Class. Each class is identical except that Service Class has a distribution or "Rule 12b-1" plan which is described in the prospectus offering Service Class shares.

Purchase and redemption of shares
Shares are sold only to separate accounts of life companies at net asset value. (See "Valuation of shares.") Redemptions will be effected by the separate accounts at the net asset value next determined after receipt of the order to meet obligations under the variable contracts. Contract owners do not deal directly with the Series with respect to the acquisition or redemption of Series shares.

Valuation of shares
The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a business day, you will pay that day's closing share price which is based on the Series' net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Series' net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Series' portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. We price securities and other assets for which market quotations are available at their market value. We price debt securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the board of trustees. Any investments that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the board of trustees that are designed to price securities at their fair market value.

From time to time, the Series may also hold securities that are listed on foreign exchanges. These foreign exchanges may trade on weekends or days when the Series does not price its shares. As a result, the NAV of the Series may change on days when you will not be able to purchase or redeem shares of the Series.



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


Dividends, distributions and taxes
Dividends and capital gain distributions, if any, are distributed annually.

We automatically reinvest all dividends and any capital gains.

The Series will not be subject to federal income tax to the extent its earnings are distributed. The Fund intends to distribute substantially all of the Series' net investment income and net capital gains. Shareholders may be proportionately liable for taxes on income and gains of the Series but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them, and the Fund will inform shareholders of the amount and nature of income or gains.

Please refer to the prospectus for the variable insurance contract for additional tax information relevant to such contracts.

EURO
Several European countries began participating in the European Economic and Monetary Union, which has established a common currency for participating countries. This currency is commonly known as the "Euro." The long-term consequences of the Euro conversion for foreign exchange rates, interest rates and the value of European securities in which the Series may invest are unclear. The consequences may adversely affect the value and/or increase the volatility of securities held by the Series.

Financial highlights

Financial highlights are not shown for the Series since it commenced operations after the close of the fiscal year end.

DELAWARE GROUP PREMIUM FUND

Additional information about the Series' investments will be available in the Series' Annual and Semi-Annual Reports to shareholders. In the Series' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the Series' performance during the last fiscal period. You can find more detailed information about the Series in the current Statement of Additional Information (SAI), which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. You may obtain a free copy of the Statement of Additional Information by writing to us at 1818 Market Street, Philadelphia, PA 19103, or call toll-free 800.523.1918.

You can find reports and other information about the Series on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Series, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1.202.942.8090.




Investment Company Act File No. 811-5162

                                                DELAWARE GROUP PREMIUM FUND

                                                Technology and Innovation Series







INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,                                    PART B
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                                       STATEMENT OF
AND TRANSFER AGENT                                        ADDITIONAL INFORMATION
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103                                   August   , 2000

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245



                                                               [GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION
                                  August , 2000

                           DELAWARE GROUP PREMIUM FUND
                        Technology and Innovation Series

                               1818 Market Street
                             Philadelphia, PA 19103

         Delaware Group Premium Fund ("Premium Fund" or the "Trust") is an open-end management investment company that is intended to meet a wide range of investment objectives with its separate Portfolios ("series"). Each series is in effect a separate fund issuing its own shares. Each series offers Standard Class shares and Service Class shares. This Statement of Additional Information ("Part B" of the registration statement) describes the Technology and Innovation Series (the "Series").

         The shares of the Trust are sold only to separate accounts of life insurance companies ("life companies"). The separate accounts are used in conjunction with variable annuity contracts and variable life insurance policies ("variable contracts"). The separate accounts invest in shares of the various Series in accordance with allocation instructions received from contract owners.

             This Part B supplements the information contained in the current Prospectus of the Trust dated August , 2000, as it may be amended from time to time. It should be read in conjunction with the prospectus for the variable contracts and the Trust. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Trust's Prospectuses. The Trust's Prospectus may be obtained by writing or calling your investment dealer or by contacting the Series' national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103. The Trust's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors will be incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800-523-1918.

TABLE OF CONTENTS                    Page                                   Page

Investment Objectives and Policies    3     Taxes                             55
Accounting and Tax Issues            34     Investment Management Agreement   56
Performance Information              38     Officers and Trustees             64
Trading Practices and Brokerage      48     General Information               79
Offering Price                              Financial Statements
Dividends and Realized Securities
       Profits Distributions         54

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective and policies of the Series are below. There can be no assurance that the objective of the Series will be realized.

         Technology and Innovation Series seeks to provide long-term capital growth. This Series has the same objective and investment disciplines as Delaware Technology and Innovation Fund, a separate fund in the Delaware Investments family.


INVESTMENT RESTRICTIONS

         Fundamental Investment Restrictions -- The Trust has adopted the following restrictions for the Series which cannot be changed without approval by the holders of a "majority" of the Series' outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Series purchases securities.

         The Series may not:

         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Series from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Series may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Series from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Series from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         Non-fundamental Investment Restrictions - - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Series will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         1. The Series is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Series may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Series may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Series has valued the investment.

         Certain additional investment information about the types of securities in which the Series may invest as well as the Series' investment policies is provided below.

Equity Securities
         Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Series invests will cause the net asset value of the Series to fluctuate.

REITs
         The Series may invest in REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

         The Series' investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

         REITs (especially mortgage REITs) are also subject to interest rate risks -- when interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Convertible Securities
         The Series may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities rank ahead of common stock in a corporation's capital structure and therefore entail less risk than the corporation's common stock. However, convertible securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security's price depends on both its "investment value" (its value with the conversion privilege), and its "conversion value" (its market value if it were exchanged for the underlying security according to its conversion privilege). When a convertible security's investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed-income security. Additionally, the credit standing of the issuer and other factors may also have an effect on the convertible security's value. Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value. The higher the convertible security's price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

         A convertible security's price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company's capital structure and also has the possibility of capital appreciation due to the conversion privilege.

         Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security's price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock. The extent of the price decline will also depend on the amount of the premium over its conversion value.

         Common stock acquired upon conversion of a convertible security will generally be held for so long as the investment manager anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objectives and policies.

         The Series may invest in convertible debentures without regard to rating categories. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

         The Series may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market as well as adverse publicity with respect to these securities, may have an adverse impact on market price and the Series' ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Series to obtain accurate market quotations for purposes of pricing the Series' portfolio and calculating its net asset value. The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody's and S&P to have speculative elements or characteristics; their future cannot be considered as well assured and earnings and asset protection may be moderate or poor in comparison to investment grade securities.

         In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing.

When-Issued, "When, As and If Issued" and Delayed Delivery Securities and Forward Commitments
         The Series may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. The Series may also purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment can take place a month or more after the date of the commitment. The Series will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

         While the Series will only purchase securities on a when-issued, "when, as and if issued," delayed delivery or forward commitment basis with the intention of acquiring the securities, the Series may sell the securities before the settlement date if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Series makes the commitment to purchase or sell securities on a when-issued, "when, as and if issued," delayed delivery or forward commitment basis, it will record the transaction and thereafter reflect the value, each day, of the security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price.

Liquidity and Rule 144A Securities
         In order to assure that the Series has sufficient liquidity, the Series may not invest more than 15% of its net assets in illiquid assets. Subject to the following paragraphs, this policy shall not limit the acquisition of securities purchased in reliance upon Rule 144A of the 1933 Act. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Series. Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity of the Series to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

         While maintaining oversight, the Board of Trustees has delegated to the respective investment manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the 15% limitation on investments in illiquid assets. The Board has instructed the manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the applicable Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such securities, the manager will determine what action shall be taken to ensure that the Series continues to adhere to such limitation.

Repurchase Agreements
         The Series may, from time to time, enter into repurchase agreement transactions which are at least 102% collateralized by U.S. government securities. Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. The Series will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for the Series to invest temporarily available cash. The Series' risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, the investment managers believe that, barring extraordinary circumstances, the Series will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. The Series consider the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. The Series will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

         Certain funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the funds in the Delaware Investments family jointly to invest cash balances. The Series may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Portfolio Loan Transactions
         The Series may loan up to 25% of its assets to qualified broker/dealers or institutional investors for its use relating to short sales or other security transactions.

         It is the understanding of the Series' investment manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Trust from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Series; 3) the Series must be able to terminate the loan after notice, at any time; 4) the Series must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Series may pay reasonable custodian fees in connection with the loan; 6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the Trustees to vote the proxy.

         The major risk to which the Series would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Series will only enter into loan arrangements after a review of all pertinent facts by the Series' investment manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Series' investment manager.

Foreign Securities
         The Series may invest up to 25% of its net assets in foreign securities, although it does not presently intend to invest in these securities. Investors should recognize that investing in securities of foreign issuers involves certain considerations, including those described below, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain of the Series permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Series' holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Series. Payment of such interest equalization tax, if imposed, would reduce such Series' rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Series by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986 (the "Code"), as amended, and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Series may make or enter into will be subject to the special currency rules described above.

         Depositary Receipts. The Series may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Foreign Currency Transactions
         In connection with the Series' investment in foreign securities, the Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The Series will account for forward contracts by marking to market each day at daily exchange rates.

         When the Series enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Series' assets denominated in such foreign currency, the Series' custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Series in an amount not less than the value of such Series' total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

Futures Contracts and Options on Futures Contracts

         Futures Contracts--The Series may enter into futures contracts relating to securities, securities indices or interest rates. In addition, the Series may enter into foreign currency futures contracts. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Such investment strategies will be used as a hedge and not for speculation.

         Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect the Series' current or intended investments from broad fluctuations in stock or bond prices. For example, the Series may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Series' securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Series is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Series intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

         Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on the Series' current or intended investments in fixed-income securities. For example, if the Series owned long-term bonds and interest rates were expected to increase, the Series might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in the Series' portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows the Series to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Series' interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, the Series could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and the Series' cash reserve could then be used to buy long-term bonds on the cash market.

         The Series may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Series may sell futures contracts on a foreign currency, for example, when the Series holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Series' loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Series could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Series purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Series will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Series may also engage in currency "cross hedging" when, in the opinion of the Series' investment manager, the historical relationship among foreign currencies suggests that the Series may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such "cross hedging" is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

         Options on Futures Contracts--The Series may purchase and write options on the types of futures contracts the Series could invest in.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Series' portfolio. If the futures price at expiration of the option is below the exercise price, the Series will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Series' portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, the Series will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Series intends to purchase. If a put or call option the Series has written is exercised, the Series will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Series' losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Series may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, the Series could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Series will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Series will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Series could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Series will suffer a loss equal to the price of the call, but the securities which the Series intends to purchase may be less expensive.

Options on Foreign Currencies
         The Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the value of the currency does decline, the Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Series may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Series may write options on foreign currencies for the same types of hedging purposes. For example, where the Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, they could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         The Series intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Series' custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Series has a call on the same foreign currency and in the same principle amount as the call written where the exercise price of the call held (a) is equal to less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its custodian bank.

         With respect to writing put options, at the time the put is written, the Series will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

Options
         The Series may write call options and purchase put options on a covered basis only. The Series may also purchase call options. The Series also may enter into closing transactions with respect to such options transactions. The Series will not engage in option transactions for speculative purposes.

         To the extent authorized to engage in option transactions, the Series may invest in options that are Exchange listed and may also invest in options that are traded over-the-counter. Certain over-the-counter options may be illiquid. The Series will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions and this may have an adverse impact on the Series' ability to effectively hedge its securities. The Series will only enter into such options to the extent consistent with its limitation on investments in illiquid securities.

         A. Covered Call Writing--The Series may write covered call options from time to time on such portion of its portfolio, without limit, as the investment manager determines is appropriate in seeking to obtain the Series' investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Series, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to such options, the Series may enter into closing purchase transactions. A closing purchase transaction is one in which the Series, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Series to write another call option on the underlying security with either a different exercise price or expiration date or both. The Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Series will write call options only on a covered basis, which means that the Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Series will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. Purchasing Put Options--The Series may invest up to 2% of its total assets in the purchase of put options. The Series will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by the Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intends to purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Series to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Series will lose the value of the premium paid. The Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which the Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         C. Purchasing Call Options--The Series may purchase call options to the extent that premiums paid by the Series do not aggregate more than 2% of the Series' total assets. When the Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Series may expire without any value to the Series.

         D. Options on Stock Indices--The Series also may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. The Series also may purchase call options on stock indices and enter into closing transactions in connection therewith. A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Series on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, the Series may offset positions in stock index options prior to expiration by entering into a closing transaction on an Exchange or may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The Series' ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Series' portfolio securities. Since the Series' portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Series bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Series' ability to effectively hedge its securities. The Series will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Series will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

         E. Writing Covered Puts--The Series may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Series' portfolio. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. The Series will write only "covered" options. In the case of a put option written (sold) by the Series, the Series will, through its custodian, deposit and maintain cash and short-term U.S. Treasury obligations with a securities depository or the custodian having a value equal to or greater than the exercise price of the underlying security.

         F. Closing Transactions-- If the Series has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when the Series so desires. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Series will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

         The Series will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Series will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Series. If the Series purchases a put option, the loss to the Series is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit the Series realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

Securities of Companies in the Financial Services Industry
         Certain provisions of the federal securities laws permit investment portfolios to invest in companies engaged in securities-related activities only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other securities the Series may purchase.

         The Series may also purchase securities (not limited to equity or debt individually) of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Series' total assets to be invested in securities of that securities issuer;
(2) immediately after a purchase of equity securities of a securities issuer, the Series may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, the Series may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

         In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which its owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

         The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; (v) the acquisition of demand features or guarantees
(puts) under certain circumstances.

Concentration
         In applying the Series' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.


ACCOUNTING AND TAX ISSUES

         When the Series writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Series' assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal

Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Series has written expires on its stipulated expiration date, the Series recognizes a capital gain. If the Series enters into a closing purchase transaction with respect to an option which the Series has written, the Series realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Series has written is exercised, the Series realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by the Series for the purchase of a put option is recorded in the Series' assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Series has purchased expires on the stipulated expiration date, the Series realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Series exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Series at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--The Series intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Series will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, the Series must meet certain specific requirements, including:

         (i) The Series must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Series' total assets, and, with respect to 50% of the Series' total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Series' total assets;

         (ii) The Series must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Series must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years, and

         (iv) The Series must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Series for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Series as a regulated investment company.

         The Code requires the Series to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to the Series) to you by December 31 of each year in order to avoid federal excise taxes. The Series intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Series must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Series will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Series is authorized to invest a limited amount in foreign securities. Such investments, if made, will have the following additional tax consequences to the Series:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Series accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Series actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Series' net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Series.

         If the Series' Section 988 losses exceed the Series' other net investment company taxable income during a taxable year, the Series generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Series shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Series shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Series to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Series' current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Series will be required to record a fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Series' foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Series at the end of its fiscal year are invested in securities of foreign corporations, the Series may elect to pass-through to you your pro rata share of foreign taxes paid by the Series. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Series) and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Trust at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Series). If the Series elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Series invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Series. In this case, these taxes will be taken as a deduction by the Series, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Series. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Series to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Series. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. This simplified procedure was not available until calendar year 1998.

         Investment in Passive Foreign Investment Company Securities--The Series may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Series receives an "excess distribution" with respect to PFIC stock, the Series itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Series to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Series held the PFIC shares. The Series itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Series taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Series. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Series distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         The Series may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Series generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Series' PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Series would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Series were to make this second PFIC election, tax at the Series level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by the Series (if any), the amounts distributable to you by the Series, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Series acquires shares in that corporation. While the Series will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Series, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Series' income available for distribution to you, and may cause some or all of the Series' previously distributed income to be classified as a return of capital.


PERFORMANCE INFORMATION

         Advertisements of performance of the underlying Series, if any, will be accompanied by a statement of performance of the separate account.

         From time to time, the Trust may state the Series' total return in advertisements and other types of literature. Any statements of total return performance data will be accompanied by information on the Series' average annual total rate of return over the most recent one-year period, five-year period and ten-year period or lifetime period, if applicable. The Series may also advertise aggregate and average total return information over additional periods of time.

         The Series' average annual total rate of return will be based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                                                 n
                                                            P(1+T) = ERV

         Where:            P  = a hypothetical initial purchase order of $1,000;

                           T  = average annual total return;

                           n  = number of years;

                         ERV  = redeemable value of the hypothetical $1,000
purchase at the end of the period.

         Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes all distributions are reinvested at net asset value.

Comparative Information
         From time to time, the Series may also quote its actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Series may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index or the Dow Jones Industrial Average. Performance also may be compared to the performance of unmanaged indices compiled or maintained by statistical research firms such as Lehman Brothers or Salomon Brothers, Inc.

         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Series may invest and the assumptions that were used in calculating the blended performance will be described.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Series' performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Series may invest and the assumptions that were used in calculating the blended performance will be described.

        Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Series may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Series. The Series may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Series may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Series (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Series), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Series. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Series may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of the Series. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Series and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management and tax planning and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Series and may illustrate how to find the listings of the Series in newspapers and periodicals. Materials may also include discussions of other series, products, and services.

         The Series may quote various measures of volatility and benchmark correlation in advertising. In addition, the Series may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Series may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Series may include information regarding the background and experience of its portfolio managers.

         Because every investor's goals and risk threshold are different, certain advertising and other related literature may provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, information may be provided discussing the respective investment manager's overriding investment philosophy and how that philosophy affects investment disciplines of the Series and other funds in the Delaware Investments family employed in meeting their objectives.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Prices of securities such as stocks and bonds tend to move up and down over various market cycles and are generally intended for longer term investing. Money market funds, which typically maintain stable prices, are generally intended for your short-term investment needs and can often be used as a basis for building a long-term investment plan.

         Though logic says to invest when prices are low, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule.

         Dollar-cost averaging looks simple and it is, but there are important things to remember. Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                         Number
                                   Investment       Price Per         of Shares
                                   Amount               Share         Purchased

                     Month 1       $100                 $10.00               10
                     Month 2       $100                 $12.50                8
                     Month 3       $100                  $5.00               20
                     Month 4       $100                 $10.00               10
                     ------------- ------------ -------------- ----------------
                                   $400                 $37.50               48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Series.

The Power of Compounding
         As part of your Variable Annuity contract, any earnings from your investment selection are automatically reinvested to purchase additional shares of the Series. This gives your investment yet another opportunity to grow. It's called the Power of Compounding. The Series may included illustrations showing the Power of Compounding in advertisements and other types of literature.


TRADING PRACTICES AND BROKERAGE

         The Trust selects banks, brokers or dealers to execute transactions on behalf of the Series for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have banks, brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust pays reasonably competitive brokerage commission rates based upon the professional knowledge of the investment manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys the securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price) which is in the equivalent of a commission.

         The investment manager may allocate out of all commission business generated by all of the funds and accounts under management by the investment manager, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers; securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the investment manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 and the Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the investment manager which constitute in some part brokerage and research services used by the investment manager in connection with its investment decision-making process and constitute in some part services used by the respective investment manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the investment manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the investment manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Trust and to other funds in the Delaware Investments family. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The investment manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the investment manager and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Rules of Fair Practice of the NASD Regulation, Inc., and subject to seeking best execution, the Trust may place orders with broker/dealers which have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of such funds shares as a factor in the selection of brokers and dealers to execute Series portfolio transactions.

Portfolio Turnover
         The rate of portfolio turnover will not be a limiting factor when portfolio changes are deemed appropriate for the Series. Given the Series' investment objective, the Trust anticipates that the annual portfolio turnover rate of the Series is expected to exceed 100%. It is possible that in any particular year market conditions or other factors might result in portfolio activity at a greater rate than anticipated. The portfolio turnover rate of the Series is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Series during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

         The degree of portfolio activity may affect brokerage costs incurred by the Series. A turnover rate of 100% would occur, for example, if all the investments in the Series' portfolio at the beginning of the year were replaced by the end of the year. In investing to achieve their respective objective, the Series may hold securities for any period of time. Portfolio turnover will also be increased if the Series writes a large number of call options which are subsequently exercised. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Series' shares.

OFFERING PRICE

         The offering price of shares is the net asset value per share next to be determined after an order is received. The purchase of shares becomes effective at the close of business on the day on which the investment is received from the life company and after any dividend is declared. Dividends, if any, begin to accrue on the next business day. There is no front-end or contingent deferred sales charge.

         The purchase will be effected at the net asset value next computed after the receipt of Federal Funds provided they are received by the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when such exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed. In the event of changes in SEC or the Trust's change in time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

         An example showing how to calculate the net asset value per share will be included in the Series' financial statements which will be incorporated by reference into this Part B.

         The net asset value per share is computed by adding the value of all securities and other assets in the Series' portfolio, deducting any liabilities of the Series and dividing by the number of the Series' shares outstanding. Expenses and fees are accrued daily. The Series' net asset value per share is computed by adding the value of all the securities and other assets in the Series' portfolio, deducting any liabilities of the Series, and dividing by the number of Trust shares outstanding. Expenses and fees are accrued daily. In determining the Series' total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of these currencies against the U.S. dollar, as provided by an independent pricing service. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Series of securities owned by it is not reasonably practical, or it is not reasonably practical for the Series fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, the Trust may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw a request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

DIVIDENDS AND REALIZED SECURITIES PROFITS DISTRIBUTIONS

         The Trust will make payments from the Series' net income and net realized securities profits, if any, once a year.

         All dividends and distributions are automatically reinvested in additional Series shares.

TAXES

         The Series intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Series will not be subject to federal income tax to the extent its earnings are distributed and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         Each series of the Trust is treated as a single tax entity, and any capital gains and losses for each series are calculated separately. It is the Series' policy to pay out substantially all net investment income and net realized gains to relieve the Trust of federal income tax liability on that portion of its income paid to shareholders under the Internal Revenue Code.

         The Series does not have a fixed policy with regard to distributions of realized securities profits when such realized securities profits may be offset by capital losses carried forward. Presently, however, the Series intends to offset realized securities profits to the extent of the capital losses carried forward.

         All dividends out of net investment income, together with distributions from short-term capital gains, will be taxable to those shareholders who are subject to income taxes as ordinary income. (These distributions may be eligible for the dividends-received deductions for corporations.) Any net long-term capital gains distributed to those shareholders who are subject to income tax will be taxable as such, regardless of the length of time a shareholder has owned their shares.

         Under the Taxpayer Relief Act of 1997 (the "1997 Act"), as revised by the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act") and the Omnibus Consolidated and Emergency Supplemental Appropriations Act, the Series is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories:

         Long-term capital gains": gains on securities sold after December 31, 1997 and held for more than 12 months as capital assets in the hands of the holder are taxed at the 20% rate when distributed to shareholders (10% for individual investors in the 15% tax bracket).

         "Short-term capital gains": Gains on securities sold by the Series that do not meet the long-term holdings period are considered short term capital gains and are taxable as ordinary income.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified five-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified five-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than five years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified five-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the five-year holding period.

INVESTMENT MANAGEMENT AGREEMENT

         Delaware Management Company ("Delaware Management"), located at One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, furnishes investment management services to the Series. Such services are provided subject to the supervision and direction of the Trust's Board of Trustees.

       Delaware Management and its predecessors have been managing the funds in Delaware Investments since 1938. On June 30, 2000, Delaware Management and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were supervising in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company ($00,000,000,000) accounts. Delaware Management is a series of Delaware Management Business Trust. Delaware Management changed its form of organization from a corporation to a business trust on March 1, 1998.

         The Investment Management Agreement for the Series is dated August , 2000 and was approved the initial shareholder on that date. The Agreement will remain in effect for an initial period of two years. The Agreement may be renewed only if such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Series, and only if the terms and the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the Trustees of the Trust or by the investment manager. The Agreement will terminate automatically in the event of its assignment.

         Under the Investment Management Agreement, Delaware Management is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of the Series:

                       --------------------------------------------------
                                      Management Fee Rate

                       --------------------------------------------------
                       0.75% on the first $500 million
                       0.70% on the next $500 million
                       0.65% in the next $1.5 billion
                       0.60% on assets in excess of $2.5 billion
                       --------------------------------------------------

         Delaware Management elected voluntarily to waive its management fee and pay the expenses of the Series to the extent necessary to ensure that the Series' annual operating expenses, exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% from the commencement of the Series' operation through April 30, 2001.

         The investment manager administers the affairs of and is ultimately responsible for the investment management of the Series. In addition, Delaware Management pays the salaries of all Trustees, officers and employees who are affiliated with both it and the Trust.

         Except for those expenses borne by the investment manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Series is responsible for all of its own expenses. Among others, these include the Series' proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the Trust's national distributor pursuant to a Distribution Agreement.

         The Distributor is an affiliate of Delaware Management and Delaware International and bears all of the costs of promotion and distribution. Delaware Distributors, L.P. is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         Plan under Rule 12b-1 - Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a plan for Service Class shares of the Series (the "Plan"). The Plan permits the Trust to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plan is designed to benefit the Trust and its shareholders and, ultimately the Trust's beneficial contract owners.

         The Plan permits the Trust, pursuant to its Distribution Agreement, to pay out of the assets of Service Class shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel and paying distribution and maintenance fees to insurance company sponsors, brokers, dealers and others. In addition, the Trust may make payments from the 12b-1 Plan fees of Service Class shares directly to others, such as insurance company sponsors, who aid in the distribution of Class shares or provide services in respect of the Class, pursuant to service agreements with the Trust.

         The maximum aggregate fee payable by the Trust under the Plan, and the Trust's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Service Class shares (up to 0.25% of which are service fees to be paid to the Distributor, insurance company sponsors, dealers and others for providing personal service and/or maintaining shareholder accounts). The Trust's Board of Trustees has initially set the fee at an annual rate of 0.15% of Service Class' average daily net assets.

         While payments pursuant to the Plan currently may not exceed 0.15% annually (and may never exceed 0.30% annually) with respect to Service Class shares, the Plan does not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plan. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Class. The monthly fees paid to the Distributor under the Plan are subject to the review and approval of Trust's unaffiliated trustees, who may reduce the fees or terminate the Plan at any time.

         All of the distribution expenses incurred by the Distributor and others, such as insurance company sponsors or broker/dealers, in excess of the amount paid on behalf of Service Class shares would be borne by such persons without any reimbursement from such Class.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plan and the Distribution Agreement, as amended, have been approved by the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan by vote cast in person at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

         Each year, the trustees must determine whether continuation of the Plan is in the best interest of shareholders of Service Class shares and that there is a reasonable likelihood of the Plan providing a benefit to that Class. The Plan and the Distribution Agreement, as amended, may be terminated with respect to a Class at any time without penalty by a majority of those trustees who are not "interested persons" or by a majority vote of the Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the Class' outstanding voting securities, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the noninterested trustees of the Trust having no interest in the Plans. In addition, in order for the Plan to remain effective, the selection and nomination of trustees who are not "interested persons" of the Trust must be made by the trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Board of Trustees for their review.

         Delaware Service Company, Inc. (the "Transfer Agent"), another affiliate of Delaware Management, is the Trust's shareholder servicing, dividend disbursing and transfer agent for the Series pursuant to a Shareholders Services Agreement. The Transfer Agent also provides accounting services to the Series pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND TRUSTEES

         The business and affairs of the Trust are managed under the direction of its Board of Trustees.

         Certain officers and Trustees of the Trust hold identical positions in each of the other funds in the Delaware Investments family.

         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc., Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc., Retirement Financial Services, Inc. and Delaware General Management, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware Management and Delaware International are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Trustees and principal officers of the Trust are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and Trustee is One Commerce Square, Philadelphia, PA 19103.

------------------------------------------- -------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
------------------------------------------- -------------------------------------------------------------------------------
*Wayne A. Stork (63)                        Chairman, Trustee/Director of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            Prior to January 1, 1999, Mr. Stork was Director of Delaware Capital
                                            Management, Inc.; Chairman, President and Chief Executive Officer and
                                            Director/Trustee of DMH Corp., Delaware Distributors, Inc. and Founders
                                            Holdings, Inc.; Chairman, President, Chief Executive Officer, Chief
                                            Investment Officer and Director/Trustee of Delaware Management Company, Inc.
                                            and Delaware Management Business Trust; Chairman, President, Chief Executive
                                            Officer and Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman, Chief Executive Officer and
                                            Chief Investment Officer of Delaware Investment Advisers (a series of
                                            Delaware Management Business Trust); Chairman and Chief Executive Officer of
                                            Delaware International Advisers Ltd.; Chairman, Chief Executive Officer and
                                            Director of Delaware International Holdings Ltd.; Chief Executive Officer of
                                            Delaware Management Holdings, Inc.; President and Chief Executive Officer of
                                            Delvoy, Inc.; Chairman of Delaware Distributors, L.P.; Director of Delaware
                                            Service Company, Inc. and Retirement Financial Services, Inc.  Prior to
                                            January 1, 2000, Mr. Stork was Chairman and Director of Delaware Management
                                            Holdings, Inc. and a Director of Delaware International Advisers Ltd.

                                            In addition, during the five years prior to January 1, 2000, Mr. Stork has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
----------------------
*      Trustee affiliated with the Trust's investment manager and considered an
       "interested person" as defined in the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Trustee and Officer                         Business Experience
------------------------------------------- -------------------------------------------------------------------------------
*David K. Downes (60)                       President, Chief Executive Officer, Chief Financial Officer and
                                            Trustee/Director of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            President and Director of Delaware Management Company, Inc.

                                            President of Delaware Management Company (a series of Delaware Management
                                            Business Trust)

                                            President, Chief Executive Officer and Director of Delaware Capital
                                            Management, Inc.

                                            Chairman, President, Chief Executive Officer and Director of Delaware
                                            Service Company, Inc.

                                            President, Chief Operating Officer, Chief Financial Officer and Director of
                                            Delaware International Holdings Ltd.

                                            Chairman and Director of Delaware Management Trust Company and Retirement
                                            Financial Services, Inc.

                                            Executive Vice President, Chief Operating Officer, Chief Financial
                                            Officer of Delaware Management Holdings, Inc., Founders CBO
                                            Corporation, Delaware Investment Advisers (a series of Delaware
                                            Management Business Trust) and  Delaware Distributors, L.P.

                                            Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                            and Director of DMH Corp., Delaware Distributors, Inc., Founders Holdings,
                                            Inc. and Delvoy, Inc.

                                            Executive Vice President and Trustee of Delaware Management Business Trust

                                            Director of Delaware International Advisers Ltd.

                                            President/Chief Operating Officer and Director of Delaware General
                                            Management, Inc.

                                            During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.
---------------------------------------------------------------------------------------------------------------------------
----------------------
* Trustee affiliated with the Trust's investment manager and considered an
"interested person" as defined in the 1940 Act.
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------- ------------------------------------------------------------------------------
Trustee                                     Business Experience
------------------------------------------- ------------------------------------------------------------------------------
Walter P. Babich (72)                       Trustee/Director the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            460 North Gulph Road, King of Prussia, PA 19406

                                            Board Chairman, Citadel Constructors, Inc.

                                            From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from
                                            1988 to 1991, he was a partner of I&L Investors.
------------------------------------------- ------------------------------------------------------------------------------
John H. Durham (63)                         Trustee/Director of the Trust each of the 32 other investment companies in the Delaware Investments family

                                            Private Investor.

                                            P.O. Box 819, Gwynedd Valley, PA 19437

                                            Mr. Durham served as Chairman of the Board of each fund in the Delaware
                                            Investments family from 1986 to 1991; President of each fund from 1977 to
                                            1990; and Chief Executive Officer of each fund from 1984 to 1990.  Prior to
                                            1992, with respect to Delaware Management Holdings, Inc., Delaware
                                            Management Company, Delaware Distributors, Inc. and Delaware Service
                                            Company, Inc., Mr. Durham served as a director and in various executive capacities at different times. He was also a Partner of Complete Care
                                            Services from 1995 to 1999.
------------------------------------------- ------------------------------------------------------------------------------
Anthony D. Knerr (61)                       Trustee/Director of the Trust and each of the 32 other investment companies in the Delaware Investments family

                                            500 Fifth Avenue, New York, NY 10110

                                            Founder and Managing Director, Anthony Knerr & Associates

                                            From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                                            Treasurer of Columbia University, New York.  From 1987 to 1989, he was also a lecturer in English at the University.  In addition, Mr. Knerr was
                                            Chairman of The Publishing Group, Inc., New York, from 1988 to 1990.  Mr.
                                            Knerr founded The Publishing Group, Inc. in 1988.
------------------------------------------- ------------------------------------------------------------------------------
Ann R. Leven (59)                           Trustee/Director of the Trust and each of the other 32 other investment companies in the Delaware Investments family

                                            785 Park Avenue, New York, NY 10021

                                            Retired Treasurer, National Gallery of Art

                                            From 1994 to 1999, Ms. Leven was the Treasurer of the National Gallery of
                                            Art and from 1990 to 1994, Ms. Leven was Deputy Treasurer of the National
                                            Gallery of Art. In addition, from 1984 to 1990, Ms. Leven was
                                            Treasurer and Chief Fiscal Officer of the Smithsonian Institution,
                                            Washington, DC, and from 1975 to 1992, she was Adjunct Professor of
                                            Columbia Business School.
------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------- -------------------------------------------------------------------------------
Director                                    Business Experience
------------------------------------------- -------------------------------------------------------------------------------
Thomas F. Madison (64)                      Trustee/Director of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402

                                            President and Chief Executive Officer, MLM Partners, Inc.

                                            Mr. Madison has also been Chairman of the Board of Communications Holdings,
                                            Inc. since 1996.  From February to September 1994, Mr. Madison served as Vice
                                            Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and
                                            from 1988 to 1993, he was President of U.S. WEST Communications--Markets.
------------------------------------------- -------------------------------------------------------------------------------
Charles E. Peck (74)                        Trustee/Director of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                            P.O. Box 1102, Columbia, MD  21044

                                            Secretary/Treasurer, Enterprise Homes, Inc.

                                            From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The
                                            Ryland Group, Inc., Columbia, MD.
------------------------------------------- -------------------------------------------------------------------------------
Janet L. Yeomans (52)                       Trustee/Director of the Trust and 32 other investment companies in the
                                            Delaware Investments family

                                            Building 220-13W-37, St. Paul, MN 55144

                                            Vice President and Treasurer, 3M Corporation.

                                            From 1987-1994, Ms. Yeomans was Director of Benefit Funds and
                                            Financial Markets for the 3M Corporation; Manager of Benefit Fund
                                            Investments for the 3M Corporation, 1985-1987; Manager of Pension Funds
                                            for the 3M Corporation, 1983-1985; Consultant--Investment Technology
                                            Group of Chase Econometrics, 1982-1983; Consultant for Data
                                            Resources, 1980-1982; Programmer for the Federal Reserve Bank of Chicago,
                                            1970-1974.
------------------------------------------- -------------------------------------------------------------------------------

------------------------------------ -------------------------------------------------------------------------------------------
Officer                              Business Experience

------------------------------------ -------------------------------------------------------------------------------------------
Richard G. Unruh, Jr. (60)           Executive Vice President and Chief Investment Officer, Equity of the Trust, each of the other 32 investment companies in the Delaware Investments family

                                     Chief Executive Officer/Chief Investment Officer of Delaware Investment Advisers (a
                                     series of Delaware Management Business Trust)

                                     Executive Vice President of Delaware Management Holdings, Inc. and Delaware Capital
                                     Management, Inc.

                                     Executive Vice President/Chief Investment Officer of Delaware Management Company (a
                                     series of Delaware Management Business Trust)

                                     Executive Vice President and Trustee of Delaware Management Business Trust

                                     Director of Delaware International Advisers Ltd.

                                     During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.
------------------------------------ -------------------------------------------------------------------------------------------
Richard J. Flannery (42)             Executive Vice President/General Counsel of the Trust and each of the other 32 investment companies in the Delaware Investments family, Delaware Management Holdings,
                                     Inc., Delaware Distributors, L.P., Delaware Management Company (a series of Delaware
                                     Management Business Trust), Delaware Investment Advisers (a series of Delaware Management
                                     Business Trust) and Founders CBO Corporation

                                     Executive Vice President/General Counsel and Director of Delaware International Holdings
                                     Ltd., Founders Holdings, Inc., Delvoy, Inc., DMH Corp., Delaware Management Company,
                                     Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                     Financial Services, Inc., Delaware Distributors, Inc., Delaware General Management, Inc.
                                     and Delaware Management Trust Company

                                     Executive Vice President and Trustee of Delaware Management Business Trust

                                     Director of Delaware International Advisers Ltd.

                                     Director of HYPPCO Finance Company Ltd.

                                     During the past five years, Mr. Flannery  has served in various executive capacities at different times within the Delaware organization.
------------------------------------ -------------------------------------------------------------------------------------------

---------------------------------------- ---------------------------------------------------------------------------------
Officer                                  Business Experience

---------------------------------------- ---------------------------------------------------------------------------------
Eric E. Miller (46)                      Senior Vice President/Deputy General Counsel and Secretary of the Trust and
                                         each of the other 32 investment companies in the Delaware Investments family

                                         Senior Vice President/Deputy General Counsel and Assistant Secretary of
                                         Delaware Management Holdings, Inc., DMH Corp., Delvoy, Inc., Delaware
                                         Management Company, Inc., Delaware Management Business Trust, Delaware
                                         Management Company (a series of Delaware Management Business Trust), Delaware
                                         Investment Advisers (a series of Delaware Management Business Trust), Delaware
                                         Service Company, Inc., Delaware Capital Management, Inc., Retirement Financial
                                         Services, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P.,
                                         Delaware General Management, Inc. and Founders Holdings, Inc.

                                         During the past five years, Mr. Miller has served in various executive capacities at different times within Delaware Investments.
---------------------------------------- ----------------------------------------------------------------------------------
Joseph H. Hastings (50)                  Senior Vice President/Corporate Controller of the Trust and each of the other
                                         32 investment companies in the Delaware Investments family and Delaware
                                         Investment Advisers (a series of Delaware Management Business Trust)

                                         Senior Vice President/Corporate Controller and Treasurer of Delaware Management
                                         Holdings, Inc., DMH Corp., Delvoy , Inc., Delaware Management Company, Inc.,
                                         Delaware Management Business Trust, Delaware Management Company (a series of
                                         Delaware Management Business Trust), Delaware Distributors, L.P., Delaware
                                         Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management,
                                         Inc., Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware
                                         General Management, Inc. and Delaware Management Business Trust

                                         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                                         Management Trust Company

                                         Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                         Chief Financial Officer of Retirement Financial Services, Inc.

                                         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.
---------------------------------------- ----------------------------------------------------------------------------------
Michael P. Bishof (37)                   Senior Vice President and Treasurer of the Trust and each of the other 32 investment companies in the Delaware Investments family

                                         Senior Vice President/Investment Accounting of Delaware Management Company (a
                                         series of Delaware Management Business Trust), Delaware Service Company, Inc.,
                                         Delaware Capital Management, Inc., Delaware Distributors, L.P. and Founders
                                         Holdings, Inc.

                                         Senior Vice President/Treasurer/ Investment Accounting of Delaware Investment
                                         Advisers (a series of Delaware Management Business Trust)

                                         Senior Vice President/Manager of Investment Accounting of Delaware
                                         International Holdings, Inc.

                                         Senior Vice President/Assistant Treasurer of Founders CBO Corporation

                                         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice President
                                         for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS
                                         First Boston Investment Management, New York, NY from 1993 to 1994 and an
                                         Assistant Vice President for Equitable Capital Management Corporation, New
                                         York, NY from 1987 to 1993.
---------------------------------------- ----------------------------------------------------------------------------------

---------------------------------------- ---------------------------------------------------------------------------------
Officer                                  Business Experience
---------------------------------------- ---------------------------------------------------------------------------------
Gerald S. Frey (54)                      Senior Vice President/Senior Portfolio Manager of the Trust, of the other 32 investment companies in the Delaware Investments family, Delaware Management
                                         Company (a series of Delaware Management Business Trust), Delaware Investment
                                         Advisers (a series of Delaware Management Business Trust) and Delaware Capital
                                         Management, Inc.

                                         Before joining Delaware Investments in 1996, Mr. Frey was a Senior Director
                                         with Morgan Grenfell Capital Management, New York, NY from 1986 to
                                         1995.
---------------------------------------- ---------------------------------------------------------------------------------
Jeffrey W. Hynoski (37)                  Vice President/Portfolio Manager of the Trust, and the other 32 investment companies in the Delaware Investments family, Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Investment Advisers
                                         (a series of series of Delaware Management Business Trust)

                                         Prior to joining Delaware Investments in 1998, Mr. Hynoski served as a Vice
                                         President at Bessemer Trust Company.  Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management.
---------------------------------------- ---------------------------------------------------------------------------------

       The following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from the Trust and the total compensation received from all Delaware Investments funds for the fiscal year ended December 31, 1999 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of December 31, 1999. Only the independent Trustees of the Trust receive compensation from the Trust.

       --------------------------- ----------------- ------------------ ------------------ --------------------
                                                                                                  Total
                                                        Pension or                            Compensation
                                                        Retirement          Estimated      from the Investment
                                      Aggregate      Benefits Accrued        Annual             Companies
                                     Compensation       as Part of          Benefits           in Delaware
                                    received from          Trust              Upon           Investments(2)
                                                                                             --------------
       Name(3)                        the Trust          Expenses         Retirement(1)
       --------------------------- ----------------- ------------------ ------------------ --------------------
       Ann R. Leven                     $4,807             None              $38,000             $66,001
       Walter P. Babich                 $4,226             None              $38,000             $57,691
       Anthony D. Knerr                 $4,713             None              $38,000             $65,001
       Charles E. Peck                  $4,634             None              $38,000             $64,168
       Thomas F. Madison                $4,713             None              $38,000             $65,001
       John H. Durham                   $4,147             None              $32,180             $43,038
       Janet L. Yeomans (4)             $3,348             None              $38,000             $50,501
       --------------------------- ----------------- ------------------ ------------------ --------------------

 (1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested trustee/director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a trustee or director for a period equal to the lesser of the number of years that such person served as a trustee or director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible trustee/director retired as of December 31, 1999, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.
(2) Each independent trustee/director currently receives a total annual retainer fee of $38,000 for serving as a trustee or director for all 33 investment companies in Delaware Investments, plus $3,143 for each Board Meeting attended. Prior to May 1, 2000, John H. Durham served as a trustee/director for 19 investment companies in Delaware Investments and received a total annual retainer fee of $32,180 plus $1,810 for each Board Meeting attended. Ann R. Leven, Charles E. Peck, Anthony D. Knerr and Thomas F. Madison serve on the Trust's audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000 from all investment companies, in the aggregate, with the exception of the chairperson, who receives $6,000.
(3) W. Thacher Longstreth served as an independent Trustee of the Trust during the period January 1, 1999 through March 17, 1999, the date on which he retired. For this period, Mr. Longstreth received $989 from the Trust and $12,643 from all investment companies in the Delaware Investments family.
(4) Janet L. Yeomans joined the Boards of all investment companies in the Delaware Investments family in March 1999 for some funds and in April 1999 for other funds.

         As of July , 2000, management believes the following accounts held 5% of record or more of the outstanding shares of each series of the Trust. Management has no knowledge of beneficial ownership of the Trust's shares:

------------------------------ ------------------------------------------------------ ------------------ ---------------
Series                         Name and Address of Account                                 Share Amount      Percentage
------                         ---------------------------                                 ------------      ----------
------------------------------ ------------------------------------------------------ ------------------ ---------------
Growth and Income Series       Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln National Life Company
                               Separate Account - C
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
High Yield Series              Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln Life Variable
                               Annuity Account N
                               1300 South Clinton Street
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
Capital Reserves Series        Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
Balanced Series                Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
Cash Reserve Series            Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
Growth Opportunities Series    Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
International Equity Series    Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------

------------------------------ ------------------------------------------------------ ------------------ ---------------
Series                         Name and Address of Account                                 Share Amount      Percentage
------                         ---------------------------                                 ------------      ----------
------------------------------ ------------------------------------------------------ ------------------ ---------------
Trend Series                   Lincoln National Life Company
                               Separate Account - C
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
Small Cap Value Series         Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               The Travelers Sep Account TM2
                               For Variable Annuities of
                               The Travelers Insurance Company
                               One Tower Square 5MS
                               Hartford, CT 06183
------------------------------ ------------------------------------------------------ ------------------ ---------------
Global Bond Series             Lincoln National Life Company
                               Separate Account - C
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
Strategic Income Series        Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
Devon Series                   Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln Life Variable Annuity
                               Account N
                               1300 S. Clinton Street
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------

------------------------------ ------------------------------------------------------ ------------------ ---------------
Series                         Name and Address of Account                                 Share Amount      Percentage
------                         ---------------------------                                 ------------      ----------
------------------------------ ------------------------------------------------------ ------------------ ---------------
Emerging Markets Series        Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln Life Variable Annuity Account N
                               1300 S Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
Convertible Securities Series  Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln National Life Company
                               Separate Account - C Seed Account
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Chicago Trust Company
                               For the Sole Benefit of
                               Lincoln National Corp
                               Employee Ret. Plan
                               c/o Marshall and lsley Trust Co.
                               P.O. Box 2977
                               Milwaukee, WI 53201
------------------------------ ------------------------------------------------------ ------------------ ---------------
Social Awareness Series        Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln National Life Company
                               Separate Account N
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------
REIT Series                    The Travelers SEP Acct. TM2 for
                               Variable Annuities of
                               The Travelers Insurance Co.
                               One Tower Square 5MS
                               Hartford, CT 06183
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653
------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln National Life Company
                               Separate Account - C Seed Account
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801
------------------------------ ------------------------------------------------------ ------------------ ---------------

------------------------------ ------------------------------------------------------ ------------------ ---------------
Series                         Name and Address of Account                                 Share Amount      Percentage
------                         ---------------------------                                 ------------      ----------
------------------------------ ------------------------------------------------------ ------------------ ---------------
REIT Series                    The Travelers SEP Acct. ABD2 for
                               Variable Annuities of
                               The Travelers Insurance Co.
                               One Tower Square 5MS
                               Hartford, CT 06183

------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln Life Variable Annuity Account N
                               1300 S Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801

------------------------------ ------------------------------------------------------ ------------------ ---------------
Select Growth Series           Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653

------------------------------ ------------------------------------------------------ ------------------ ---------------
U.S. Growth Series             Allmerica Financial Life Insurance and Annuity Company
                               and First Allmerica Financial Life Insurance Company
                               Separate Account VA-K
                               Attn: Jay Burke N344
                               440 Lincoln Street
                               Worcester, MA 01653

------------------------------ ------------------------------------------------------ ------------------ ---------------
                               Lincoln National Life Company
                               Separate Account - C Seed Account
                               1300 South Clinton Street
                               P.O. Box 2340
                               Fort Wayne, IN 46801

------------------------------ ------------------------------------------------------ ------------------ ---------------


GENERAL INFORMATION

         The Trust, which was organized as a Maryland corporation in 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end registered management investment company. The Series operates as a nondiversified fund as defined by the 1940 Act.

         Delaware Management is the investment manager of the Series. Delaware Management or its affiliate, Delaware International Advisers Ltd., also manage the other funds in the Delaware Investments family. While investment decisions for the Series are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Series.

         Access persons and advisory persons of the Delaware Investments family of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware Management, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions by certain covered persons in certain securities may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         Delaware Distributors, L.P. acts as national distributor for the Trust and for the other mutual funds in the Delaware Investments family.

         In addition, Delaware Service Company, Inc. (the Transfer Agent"), an affiliate of Delaware Management, acts as shareholder servicing, dividend disbursing and transfer agent for the Trust and for the other mutual funds in the Delaware Investments family. The Transfer Agent is paid an annual fee equal to 0.01% of the average daily net assets of each series of the Trust. Compensation is approved each year by the Board of Trustees, including a majority of the disinterested Trustees. The Transfer Agent also provides accounting services to the Series. Those services include performing all functions related to calculating each Series' net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Series, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware Management and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Trust's advisory relationship with Delaware Management or its distribution relationship with Delaware Distributors, L.P., Delaware Management and its affiliates could cause the Trust to delete the words "Delaware Group" from the Trust's name.

EURO
         On January 1, 1999, the European Economic and Monetary Union implemented a new currency unit, the Euro, for eleven participating European countries. The countries that initially converted or tied their currencies to the Euro are Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Each participating country is currently phasing in use of the Euro for major financial transactions. In addition, each participating country will begin using the Euro for currency transactions beginning July 1, 2002. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries will be denominated in Euros. Participating governments will issue their bonds in Euros, and monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank. The transition to the Euro is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world.

         Although it is not possible to predict the impact of the Euro implementation plan on the Trust, the transition to the Euro presents unique uncertainties, including: (i) the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; (ii) the establishment and maintenance of exchange rates for currencies being converted into the Euro; (iii) the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; (iv) whether the interest rate, tax and labor regimes of European countries participating in the Euro will converge over time; and (iv) whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the Euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the Euro or on the computer systems used by the Trust's service providers to process the Trust's transactions.

         Further, the process of implementing the Euro may adversely affect financial markets outside of Europe and may result in changes in the relative strength and value of the U.S. dollar or other major currencies. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

         These or other factors could cause market disruptions, and could adversely affect the value of securities held by the Trust. Because of the number of countries using this single currency, a significant portion of the assets of the Trust may be denominated in the Euro.

Capitalization
         The Series offers two classes of shares, Standard Class and Service Class. Additional classes of shares may be offered in the future.

         The Trust has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. While all shares have equal voting rights on matters affecting the entire Trust, each series of the Trust would vote separately on any matter which affects only that series, such as certain material changes to investment advisory contracts or as otherwise prescribed by the 1940 Act. Shares of the Series have a priority in that series' assets, and in gains on and income from the portfolio of that series. Each class of each series represents a proportionate interest in the assets of that series, and each has the same voting and other rights and preferences, except the Standard Class of a series may not vote on any matter affecting the Plan under Rule 12b-1 that applies to the Service Class of that series. Shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable. All shares participate equally in dividends, and upon liquidation would share equally.

Noncumulative Voting
         Series shares have noncumulative voting rights which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC. Shareholders may obtain a copy of the Registration Statement by contacting the SEC in Washington, DC.


FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Premium Fund and, in its capacity as such will audit the annual financial statements of the Series.

                                     PART C
                                Other Information
Item 23           Exhibits
                  --------

         (a)      Agreement and Declaration of Trust.

                  (1)      Agreement and Declaration of Trust (December 17,
                           1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (c)      Copies of All Instruments Defining the Rights of Holders.

                  (1) Agreement and Declaration of Trust. Articles III, V, and VI of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (d)      Investment Management Agreements.

                  (1)      Form of Investment Management Agreement (December
                           1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                           (i) Form of Amendment No. 1 to the Investment Management Agreement (August 2000) between Delaware Management Company and the Registrant attached as Exhibit.

                  (2)      Form of Investment Management Agreement (December
                           1999) between Delaware International Advisers, Ltd. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (3) Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Delaware

                           International Advisers Ltd. on behalf of Strategic Income Series incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (4) Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Vantage Global Advisors, Inc. on behalf of Social Awareness Series incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

                  (5) Form of Sub-Advisory Agreement (December 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and Lincoln Investment Management, Inc. on behalf of REIT Series incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

         (e)      Distribution Agreement.

                  (1) Form of Distribution Agreement (May 2000) between Delaware Distributors, L.P. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 24, 2000.

                           (i)      Form of Amended Appendix A to the
                                    Distribution Agreement (August 2000)
                                    attached as Exhibit.

         (f)      Not applicable.

         (g)      Custodian Agreements.

                  (1) Form of Custodian Agreement (December 1999) (Module) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                           (i) Form of Amendment (December 1999) to Custodian Agreement between The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 22 filed January 15, 1998.

                  (2) Form of Securities Lending Agreement (December 1999) between The Chase Manhattan Bank and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                  (3) Form of Letter to add the Technology and Innovation Series to the Custodian Agreement between The Chase Manhattan Bank and the Registrant attached as Exhibit.

         (h)      Other Material Contracts.

                  (1)      Form of Shareholders Services Agreement (December
                           1999) between Delaware Service Company, Inc. and the Registrant on behalf of Money Market Series (renamed Cash Reserve Series) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                  (2) Form of Amended and Restated Shareholder Services Agreement (August 2000) between Delaware Service Company, Inc. and the Registrant on behalf of each Series attached as Exhibit.

                  (5) Form of Delaware Group of Funds Fund Accounting Agreement (August 19, 1996) (Module) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 18 filed October 29, 1996.

                           (i) Form of Amendment No. 22 to the Delaware Group of Funds Fund Accounting Agreement (August 2000) attached as Exhibit.

         (i)      Opinion of Counsel. Attached as Exhibit.

         (j)      Consent of Auditors.  Inapplicable.

         (k-l)    Not applicable.

         (m)      Plan under Rule 12b-1.

                  (1) Form of Plan under Rule 12b-1 (May 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 24, 2000.

                           (i) Form of Amended Appendix A to Plan under Rule 12b-1 (August 2000) attached as Exhibit.

         (n)      Rule 18f-3 Plan.

                  (1) Form of Rule 18f-3 Plan (May 2000) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed February 24, 2000.

                           (i) Form of Amended Appendix A to Rule 18f-3 Plan (August 2000) attached as Exhibit.

         (o)      Not applicable.

         (p) Code of Ethics. Incorporated into this filing by reference to Post-Effective Amendment No. 31 filed April 28, 2000.

         (q) Other: Trustees' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 22 to the Registration Statement of Delaware Group Global & International Funds filed November 22, 1999.


Item 24. Persons Controlled by or under Common Control with Registrant.
         None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 14, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company ("Delaware Management"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Delaware Group Tax-Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Adviser Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Voyageur Tax-Free Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Insured Funds, Voyageur Funds, Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of Delaware Management also serve as directors/trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by Delaware Management's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 27 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

         The following persons serving as directors or officers of Delaware Management Company have held the following positions during the past two years:

------------------------------------------------- ------------------------------------------------------------------------------

                                                  Positions and Offices with Delaware Management Company and its affiliates
Name and Principal Business Address*              and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Charles E. Haldeman, Jr. (1)                      Chief Executive Officer of Delaware Management Company (a series of Delaware
                                                  Management Business Trust); President, Chief Executive Officer and Director of
                                                  Delaware Management Holdings, Inc.; Chief Executive Officer and Director of DMH
                                                  Corp.; Chief Executive Officer and Director of Delvoy, Inc.; Chief Executive
                                                  Officer and Director of Delaware Management Company, Inc.; Chief Executive
                                                  Officer and Trustee of Delaware Management Business Trust, Director of Delaware
                                                  Service Company, Inc.; Director of Delaware Capital Management, Inc.; Director of
                                                  Retirement Financial Services, Inc.; Director of Delaware Distributors, Inc.;
                                                  Chairman and Director of Delaware International Advisers Ltd.; Chief Executive
                                                  Officer of Delaware General Management, Inc.
------------------------------------------------- ------------------------------------------------------------------------------
David K. Downes                                   President of Delaware Management Company (a series of Delaware Management
                                                  Business Trust); President and Director of Delaware Management Company,
                                                  Inc.; President, Chief Executive Officer and Director of Delaware Capital
                                                  Management, Inc.; Chairman, President, Chief Executive Officer and Director
                                                  of Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delaware International Holdings Ltd.;
                                                  President, Chief Operating Officer and Director of Delaware General
                                                  Management, Inc.; Chairman and Director of Delaware Management Trust
                                                  Company; Chairman and Director of Retirement Financial Services, Inc.;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                                  of Delaware Management Holdings, Inc.; Executive Vice President, Chief
                                                  Operating Officer, Chief Financial Officer of Founders CBO Corporation;
                                                  Executive Vice President, Chief Operating Officer, Chief Financial Officer
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Executive Vice President, Chief Operating Officer, Chief Financial
                                                  Officer and Director of DMH Corp.; Executive Vice President, Chief Operating
                                                  Officer, Chief Financial Officer and Director of Delaware Distributors,
                                                  Inc.; Executive Vice President, Chief Operating Officer and Chief Financial
                                                  Officer of Delaware Distributors, L.P.; Executive Vice President, Chief
                                                  Operating Officer, Chief Financial Officer and Director of Founders
                                                  Holdings, Inc.; Executive Vice President, Chief Operating Officer, Chief
                                                  Financial Officer and Director of Delvoy, Inc.; Executive Vice President,
                                                  Chief Operating Officer, Chief Financial Officer and Trustee of Delaware
                                                  Management Business Trust; Director of Delaware International Advisers Ltd.;
                                                  President, Chief Executive Officer, Chief Financial Officer and
                                                  Trustee/Director of each fund in the Delaware Investments family

                                                  Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                                                  Place, Newtown Square, PA

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
John C. E. Campbell                               Executive Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Executive
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Director of
                                                  Delaware International Advisers Ltd.

------------------------------------------------- ------------------------------------------------------------------------------
William E. Dodge (2)                              Executive Vice President and Chief Investment Officer, DMC - Equity of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Executive Vice President of Delaware Management Business Trust;
                                                  President and Chief Investment Officer, DIA - Equity of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Executive Vice
                                                  President of Delaware Capital Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Richard J. Flannery                               Executive Vice President and General Counsel of Delaware Management Company
                                                  (a series of Delaware Management Business Trust); Executive Vice President
                                                  and General Counsel of Delaware Management Holdings, Inc.; Executive Vice
                                                  President and General Counsel of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Executive Vice President and General
                                                  Counsel of Founders CBO Corporation; Executive Vice President/General
                                                  Counsel and Director of Delaware International Holdings Ltd.; Executive Vice
                                                  President/General Counsel and Director of Founders Holdings, Inc.; Executive
                                                  Vice President/General Counsel and Director of Delvoy, Inc.; Executive Vice
                                                  President/General Counsel and Director of DMH Corp.; Executive Vice
                                                  President/General Counsel and Director of Delaware Management Company, Inc.;
                                                  Executive Vice President/General Counsel and Trustee of Delaware Management
                                                  Business Trust; Executive Vice President/General Counsel and Director of
                                                  Delaware Service Company, Inc.; Executive Vice President/General Counsel and
                                                  Director of Delaware Capital Management, Inc.; Executive Vice
                                                  President/General Counsel and Director of Retirement Financial Services,
                                                  Inc.; Executive Vice President/General Counsel and Director of Delaware
                                                  Distributors, Inc.; Executive Vice President/General Counsel of Delaware
                                                  Distributors, L.P.; Executive Vice President/General Counsel and Director of
                                                  Delaware Management Trust Company; Executive Vice President/General Counsel
                                                  and Director of Delaware General Management, Inc.; Director of Delaware
                                                  International Advisers Ltd.; Director of HYPPCO Finance Company Ltd.;
                                                  Executive Vice President and General Counsel of each fund in the Delaware
                                                  Investments family

                                                  Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverson,
                                                  PA; Director and Member of Executive Committee of Stonewall Links, Inc.
                                                  since 1991, Bulltown Rd., Elverson, PA

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Richard G. Unruh, Jr.                             Executive Vice President/Chief Investment Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Director of
                                                  Delaware International Advisers Ltd.; Executive Vice President and Chief
                                                  Investment Officer, Equity of the Registrant and each of the other investment companies in the Delaware Investments family; Chief Executive
                                                  Officer/Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President of Delaware
                                                  Management Holdings, Inc. and Delaware Capital Management, Inc.; Executive
                                                  Vice President and Trustee of  Delaware Management Business Trust

                                                  Board of Directors, Chairman of Finance Committee, Keystone Insurance Company
                                                  since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman
                                                  of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street,
                                                  Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom
                                                  Drive, Reston, VA

------------------------------------------------- ------------------------------------------------------------------------------
Douglas L. Anderson                               Senior Vice President/Operations of Delaware Management Company (a series of
                                                  Delaware Management Business Trust; Senior Vice President/Operations of
                                                  Delaware Service Company, Inc.; Senior Vice President/Operations of
                                                  Retirement Financial Services, Inc.; Senior Vice President/Operations of
                                                  Delaware Management Trust Company.

------------------------------------------------- ------------------------------------------------------------------------------
Michael P. Bishof                                  Senior Vice President/Investment Accounting of Delaware Management Company
                                                  (a series of Delaware Management Business Trust), Delaware Service Company,
                                                  Inc. and Delaware Capital Management, Inc., Delaware Distributors L.P. and
                                                  Founders Holdings, Inc.; Senior Vice President and Treasurer of the
                                                  Registrant and each of the other investment companies in the Delaware
                                                  Investments family; Senior Vice President and Treasurer/ Investment
                                                  Accounting of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Manager of Investment Accounting of
                                                  Delaware International Holdings, Inc.; Senior Vice President and Assistant
                                                  Treasurer of Founders CBO Corporation

------------------------------------------------- ------------------------------------------------------------------------------
Lisa O. Brinkley                                  Senior Vice President/Compliance Director of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Management Holdings, Inc.; Senior
                                                  Vice President/Compliance Director of DMH Corp.; Senior Vice
                                                  President/Compliance Director of Delvoy, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Management Company, Inc.; Senior
                                                  Vice President/Compliance Director of Delaware Management Business Trust;
                                                  Senior Vice President/Compliance Director of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Compliance Director of Delaware Service Company, Inc.; Senior Vice
                                                  President/Compliance Director of Delaware Capital Management, Inc.; Senior
                                                  Vice President/Compliance Director of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Compliance Director and Assistant Secretary of
                                                  Delaware Management Trust Company; Senior Vice President/Compliance Director
                                                  of Delaware Distributors, Inc.; Senior Vice President/Compliance Director of
                                                  Delaware Distributors, L.P.; Senior Vice President/Compliance Director of
                                                  Delaware General Management, Inc.; Senior Vice President/Compliance Director
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Robert J. DiBraccio                               Senior Vice President/Head of Equity Trading of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Head of
                                                  Equity Trading of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Head of Equity Trading of Delaware
                                                  Capital Management, Inc.
------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
John B. Fields                                    Senior Vice President/Senior Portfolio Manager of Delaware Management
                                                  Company  (a series of Delaware Management Business Trust); Trustee of
                                                  Delaware Management Business Trust; Senior Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Senior Vice President/Senior Portfolio Manager of Delaware
                                                  Capital Management, Inc.; Senior Vice President/Senior Portfolio Manager of
                                                  each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Gerald S. Frey                                    Senior Vice President/Senior Portfolio Manager of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Senior
                                                  Portfolio Manager of Delaware Capital Management, Inc.; Senior Vice
                                                  President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Susan L. Hanson                                   Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Joseph H. Hastings                                Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Corporate Controller and Treasurer of Delaware Management
                                                  Holdings, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  DMH Corp.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Management Company, Inc.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware Distributors, L.P.; Senior Vice
                                                  President/Corporate Controller and Treasurer of Delaware Distributors, Inc.;
                                                  Senior Vice President/Corporate Controller and Treasurer of Delaware Service
                                                  Company, Inc.; Senior Vice President/Corporate Controller and Treasurer of
                                                  Delaware Capital Management, Inc.; Senior Vice President/Corporate
                                                  Controller and Treasurer of Delaware International Holdings Ltd.; Senior
                                                  Vice President/Corporate Controller and Treasurer of Delvoy, Inc.; Senior
                                                  Vice President/Corporate Controller and Treasurer of Founders Holdings,
                                                  Inc.; Senior Vice President/Corporate Controller and Treasurer of Delaware
                                                  Management Business Trust; Senior Vice President/Corporate Controller and
                                                  Treasurer of Delaware General Management, Inc.; Executive Vice
                                                  President/Chief Financial Officer/Treasurer of Delaware Management Trust
                                                  Company; Chief Financial Officer of Retirement Financial Services, Inc.;
                                                  Senior Vice President/Assistant Treasurer of Founders CBO Corporation;
                                                  Senior Vice President/Corporate Controller of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Corporate Controller of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Joanne O. Hutcheson                               Senior Vice President/Human Resources of Delaware Management Company  (a
                                                  series of Delaware Management Business Trust); Senior Vice President/Human
                                                  Resources of Delaware Management Holdings, Inc.; Senior Vice President/Human
                                                  Resources of DMH Corp.; Senior Vice President/Human Resources of Delvoy,
                                                  Inc.; Senior Vice President/Human Resources of Delaware Management Company,
                                                  Inc.; Senior Vice President/Human Resources of Delaware Management Business
                                                  Trust; Senior Vice President/Human Resources of Delaware Investment Advisers
                                                  (a series of Delaware Management Business Trust); Senior Vice
                                                  President/Human Resources of  Delaware Service Company, Inc.; Senior Vice
                                                  President/Human Resources of Delaware Capital Management, Inc.; Senior Vice
                                                  President/Human Resources of Retirement Financial Services, Inc.; Senior
                                                  Vice President/Human Resources of Delaware Management Trust Company; Senior
                                                  Vice President/Human Resources of Delaware Distributors, Inc.; Senior Vice
                                                  President/Human Resources of  Delaware Distributors, L.P.; Senior Vice
                                                  President/Human Resources of Delaware General Management, Inc.; Senior Vice
                                                  President/Human Resources of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Karina J. Istvan                                  Senior Vice President/Strategic Planning of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Senior Vice
                                                  President/Strategic Planning of Delaware Management Holdings, Inc.; Senior
                                                  Vice President/Strategic Planning of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/Strategic
                                                  Planning of Delaware Service Company, Inc.; Senior Vice President/Strategic
                                                  Planning of Delaware Capital Management, Inc.; Senior Vice
                                                  President/Strategic Planning of Retirement Financial Services, Inc.; Senior
                                                  Vice President/Strategic Planning of Delaware Management Trust Company;
                                                  Senior Vice President/Strategic Planning of Delaware Distributors, L.P.;
                                                  Senior Vice President/Strategic Planning of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Richelle S. Maestro                               Senior Vice President, Secretary and Deputy General Counsel of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President, Secretary and Deputy General Counsel of Delaware Management
                                                  Holdings, Inc.; Senior Vice President, Secretary and Deputy General Counsel
                                                  of DMH Corp.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delvoy, Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Company, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware Management Business Trust; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Service Company,
                                                  Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Capital Management, Inc.; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Retirement Financial Services, Inc.; Senior Vice
                                                  President, Secretary and Deputy General Counsel of Delaware Distributors,
                                                  Inc.; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Distributors, L.P.; Senior Vice President and Secretary of Delaware
                                                  International Holdings Ltd.; Senior Vice President, Secretary and Deputy
                                                  General Counsel of Founders Holdings, Inc.; Secretary of Founders CBO
                                                  Corporation; Senior Vice President, Secretary and Deputy General Counsel of
                                                  Delaware Management Trust Company; Senior Vice President, Secretary and
                                                  Deputy General Counsel of Delaware General Management, Inc.; Senior Vice
                                                  President, Assistant Secretary and Deputy General Counsel of each fund in the Delaware Investments family

                                                  General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane,
                                                  Philadelphia, PA.

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Eric E. Miller                                    Senior Vice President/Deputy General Counsel and Assistant Secretary of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Senior Vice President/Deputy General Counsel and Assistant Secretary
                                                  of Delaware Management Holdings, Inc.; Senior Vice President/Deputy General
                                                  Counsel and Assistant Secretary of DMH Corp.; Senior Vice President/Deputy
                                                  General Counsel and Assistant Secretary of Delvoy, Inc.; Senior Vice
                                                  President/Deputy General Counsel and Assistant Secretary of Delaware
                                                  Management Company, Inc.; Senior Vice President/Deputy General Counsel and
                                                  Assistant Secretary of Delaware Management Business Trust; Senior Vice
                                                  President/Deputy General Counsel and Assistant Secretary of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Deputy General Counsel and Assistant Secretary of Delaware
                                                  Service Company, Inc.; Senior Vice President/Deputy General Counsel and
                                                  Assistant Secretary of Delaware Capital Management, Inc.; Senior Vice
                                                  President/Deputy General Counsel and Assistant Secretary of Retirement
                                                  Financial Services, Inc.; Senior Vice President/Deputy General Counsel and
                                                  Assistant Secretary of Delaware Distributors, Inc.; Senior Vice
                                                  President/Deputy General Counsel and Assistant Secretary of Delaware
                                                  Distributors, L.P.; Senior Vice President/Deputy General Counsel and
                                                  Assistant Secretary of Founders Holdings, Inc.; Senior Vice President/Deputy
                                                  General Counsel and Assistant Secretary of Delaware General Management,
                                                  Inc.; Senior Vice President/Deputy General Counsel and Secretary of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Paul M. Ross                                      Senior Vice President/Global Marketing & Client Services of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Senior
                                                  Vice President/Global Marketing & Client Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
James L. Shields                                  Senior Vice President, Chief Information Officer of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Senior Vice
                                                  President, Chief Information Officer of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust); Senior Vice President, Chief
                                                  Information Officer of Delaware Service Company, Inc.; Senior Vice
                                                  President, Chief Information Officer of Delaware Capital Management Company,
                                                  Inc.; Senior Vice President, Chief Information Officer of Retirement
                                                  Financial Services, Inc.; Senior Vice President, Chief Information Officer
                                                  of Delaware Distributors, L.P.

------------------------------------------------- ------------------------------------------------------------------------------
Gary T. Abrams                                    Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Trader of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------

Christopher S. Adams                              Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Damon J. Andres                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Robert L. Arnold                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc., Vice President/Senior Portfolio Manager
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Marshall T. Bassett                               Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Christopher S. Beck                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

                                                  Trustee of New Castle County Pension Board since October 1992, Wilmington, DE

------------------------------------------------- ------------------------------------------------------------------------------
Richard E. Biester                                Vice President/Trading Operations of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Trading Operations of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Vincent A. Brancaccio                             Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Michael P. Buckley                                Vice President/Portfolio Manager and Senior Municipal Bond Analyst of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager and Senior Municipal Bond Analyst
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager and Senior Municipal Bond Analyst
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
MaryEllen M. Carrozza                             Vice President/Client Services of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Client Services of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Client Services of Delaware Distributors, Inc.; Vice
                                                  President/Client Services of Delaware General Management, Inc.; Vice
                                                  President/Client Services of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Stephen R. Cianci                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Mitchell L. Conery                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Timothy G. Connors                                Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager for each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

Patrick P. Coyne                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Delaware Capital Management, Inc.; Vice President/Senior Portfolio Manager
                                                  of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
George E. Deming                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Director of Delaware International Advisers
                                                  Ltd.; Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
James Paul Dokas                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Michael J. Dugan                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Roger A. Early                                    Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Joel A. Ettinger                                  Vice President/Taxation of Delaware Management Company (a series of Delaware
                                                  Management Business Trust);Vice President/Taxation of Delaware Management
                                                  Holdings, Inc.; Vice President/Taxation of DMH Corp.; Vice
                                                  President/Taxation of Delvoy, Inc.; Vice President/Taxation of Delaware
                                                  Management Company, Inc.; Vice President/Taxation of Delaware Management
                                                  Business Trust; Vice President/Taxation of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President/Taxation of
                                                  Delaware Service Company, Inc.; Vice President/Taxation of Delaware Capital
                                                  Management, Inc.; Vice President/Taxation of Retirement Financial Services,
                                                  Inc.; Vice President/Taxation of Delaware Distributors, Inc.; Vice
                                                  President/Taxation of Delaware Distributors, L.P.; Vice President/Taxation
                                                  of Founders Holdings, Inc.; Vice President/Taxation of Founders CBO
                                                  Corporation; Vice President/Taxation of Delaware General Management, Inc.;
                                                  Vice President/Taxation of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Joseph Fiorilla                                   Vice President/Senior Business Analyst of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Business Analyst of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Charles E. Fish                                   Vice President/Senior Equity Trader of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Senior Equity Trader
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust)

------------------------------------------------- ------------------------------------------------------------------------------
James A. Furgele                                  Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Investment
                                                  Accounting of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Investment Accounting of Delaware Service
                                                  Company, Inc.; Vice President/Investment Accounting of each fund in the
                                                  Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Thomas C. Gariepy(4)                              Vice President/Director of Corporate Communications of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Director of Corporate Communications of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Stuart M. George                                  Vice President/Equity Trader of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Equity Trader of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Andrea Giles                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Barry Gladstein                                   Vice President/Business Manager, Equity of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Business
                                                  Manager, Equity of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Paul Grillo                                       Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Brian T. Hannon                                   Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
John A. Heffern                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Stuart N. Hosansky                                Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio of Delaware
                                                  Investment Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Frances J. Houghton, Jr.(5)                       Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family; Executive Vice President of
                                                  Delaware General Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Elizabeth H. Howell                               Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------
Jeffrey Hynoski                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Cynthia Isom                                      Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
John B. Jares(6)                                  Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family.

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Audrey E. Kohart                                  Vice President/Assistant Controller, Corporate Accounting of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller, Corporate Accounting of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Steven T. Lampe                                   Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Portfolio Manager of Delaware Capital Management,
                                                  Inc.; Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Philip Y. Lin                                     Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust);Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Service Company, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delaware Capital Management, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Retirement
                                                  Financial Services, Inc.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of Delaware Management Trust Company; Vice President,
                                                  Assistant Secretary and Associate General Counsel of Delaware Distributors,
                                                  L.P.; Vice President, Assistant Secretary and Associate General Counsel of
                                                  each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Michael D. Mabry                                  Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Holdings, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delvoy, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Service Company, Inc.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Retirement Financial Services, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Distributors, L.P.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Paul A. Matlack                                   Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Founders Holdings, Inc., President and Director of Founders CBO Corporation;
                                                  Vice President/Senior Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.                          Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Francis X. Morris                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior Portfolio
                                                  Manager of Delaware Investment Advisers (a series of Delaware Management
                                                  Business Trust); Vice President/Senior Portfolio Manager of each fund in the
                                                  Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Gerald T. Nichols                                 Vice President/Senior Portfolio Manager of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Senior
                                                  Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                                  Management Business Trust); Vice President/Senior Portfolio Manager of
                                                  Founders Holdings, Inc., Treasurer, Assistant Secretary and Director of
                                                  Founders CBO Corporation; Vice President/Senior Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Robert A. Norton, Jr.                             Vice President/Equity Analyst of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Equity Analyst of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
David P. O'Connor                                 Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Company (a series of Delaware Management Business
                                                  Trust); Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Management Holdings, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Delvoy, Inc.; Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Investment Advisers (a
                                                  series of Delaware Management Business Trust);Vice President, Assistant
                                                  Secretary and Associate General Counsel of Delaware Service Company, Inc.;
                                                  Vice President, Assistant Secretary and Associate General Counsel of
                                                  Delaware Capital Management, Inc.; Vice President, Assistant Secretary and
                                                  Associate General Counsel of Retirement Financial Services, Inc.; Vice
                                                  President, Assistant Secretary and Associate General Counsel of Delaware
                                                  Distributors, L.P.; Vice President, Assistant Secretary and Associate
                                                  General Counsel of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
John J. O'Connor                                  Vice President/Investment Accounting of Delaware Management Company (a
                                                  series of Delaware Management Business Trust); Vice President/Investment
                                                  Accounting/Assistant Treasurer of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Investment Accounting of
                                                  Delaware Service Company, Inc.; Vice President/Assistant Treasurer of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Donald G. Padilla                                 Vice President/Assistant Controller/Assistant Treasurer of Delaware
                                                  Management Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Assistant Treasurer of DMH Corp.; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delvoy, Inc.; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delaware Management
                                                  Company, Inc.; Vice President/Assistant Controller/Assistant Treasurer of
                                                  Delaware Management Business Trust; Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Investment Advisers (a series of
                                                  Delaware Management Business Trust); Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Service Company, Inc.; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delaware Capital
                                                  Management, Inc.; Vice President/Assistant Controller/Assistant Treasurer of
                                                  Retirement Financial Services, Inc.; Vice President/Assistant
                                                  Controller/Assistant Treasurer of Delaware Management Trust Company; Vice
                                                  President/Assistant Controller/Assistant Treasurer of Delaware Distributors,
                                                  L.P.; Assistant Vice President/Assistant Controller of Founders Holdings,
                                                  Inc.; Vice President/Assistant Controller/Assistant Treasurer of Delaware
                                                  General Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------

------------------------------------------------- ------------------------------------------------------------------------------

Name and Principal Business Address*              Positions and Offices with Delaware Management Company and its affiliates and other Positions and Offices Held
------------------------------------------------- ------------------------------------------------------------------------------
Richard Salus                                     Vice President/Assistant Controller of Delaware Management Company (a series of Delaware Management Business Trust); Vice President/Assistant Controller
                                                  of Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/Assistant Controller of Delaware Management Trust
                                                  Company; Vice President/Assistant Controller of Delaware Management Business
                                                  Trust; Vice President/Assistant Controller of Delaware Service Company,
                                                  Inc.; Vice President/Assistant Controller of Delaware Capital Management,
                                                  Inc.; Vice President/Assistant Controller of Retirement Financial Services,
                                                  Inc.; Vice President/Assistant Controller of Delaware Distributors, L.P.;
                                                  Vice President/Assistant Controller of Delaware Management Trust Company;
                                                  Vice President/Assistant Controller of Delaware Distributors, Inc.; Vice
                                                  President/Assistant Controller of Delaware International Holdings Ltd.; Vice
                                                  President/Assistant Controller  of Delaware General Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Robert D. Schwartz(7)                             Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust); Vice President/ Portfolio Manager of each fund in the Delaware
                                                  Investments family; Vice President/Assistant Secretary of Delaware General
                                                  Management, Inc.

------------------------------------------------- ------------------------------------------------------------------------------
Richard D. Seidel                                 Vice President/Assistant Controller/Manager, Payroll of Delaware Management
                                                  Company (a series of Delaware Management Business Trust); Vice
                                                  President/Assistant Controller/Manager, Payroll of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust)

------------------------------------------------- ------------------------------------------------------------------------------
Michael T. Taggart                                Vice President/Facilities and Administrative Services of Delaware Management
                                                  Company (a series of Delaware Management Business Trust);Vice
                                                  President/Facilities and Administrative Services of Delaware Investment
                                                  Advisers (a series of Delaware Management Business Trust); Vice
                                                  President/Facilities and Administrative Services of Delaware Service
                                                  Company, Inc.; Vice President/Facilities and Administrative Services of
                                                  Delaware Distributors, L.P.

------------------------------------------------- ------------------------------------------------------------------------------
Thomas J. Trotman                                 Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust); Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business Trust);
                                                  Vice President/Portfolio Manager of each fund in the Delaware Investments family

------------------------------------------------- ------------------------------------------------------------------------------
Lori P. Wachs                                     Vice President/Portfolio Manager of Delaware Management Company (a series of
                                                  Delaware Management Business Trust);Vice President/Portfolio Manager of
                                                  Delaware Investment Advisers (a series of Delaware Management Business
                                                  Trust);Vice President/Portfolio Manager of each fund in the Delaware
                                                  Investments family

------------------------------------------------- ------------------------------------------------------------------------------

*Business Address is 1818 Market Street, Philadelphia, PA 19103.

--------------------------------------------------------------------------------
(1) PRESIDENT, CHIEF OPERATING OFFICER AND DIRECTOR, United Asset Management, Boston, MA March 1998-January 2000.
(2) PRESIDENT AND DIRECTOR, Lincoln Investment Management, Inc. 1987 to present. EXECUTIVE VICE PRESIDENT/CHIEF INVESTMENT OFFICER of Lincoln National Corporation 1992 to present.
(3) PRESIDENT, DIRECTOR OF MARKETING AND SENIOR PORTFOLIO MANAGER, Marvin & Palmer Associates, Wilmington, DE 1996-1998.
(4) VICE PRESIDENT AND DIRECTOR OF PUBLIC RELATIONS, Liberty Funds Distributor, Inc. Boston, MA, 1996-1998.
(5) PRESIDENT AND PORTFOLIO MANAGER, Lynch and Mayer, Inc., New York, NY January 1990-February 2000.
(6) VICE PRESIDENT AND PORTFOLIO MANAGER, Berger Funds, LLC, Denver, CO, 1997-February 2000.
(7) VICE PRESIDENT, Lynch and Mayer, Inc., New York, NY, February 1993-February 2000
--------------------------------------------------------------------------------

         (b) Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to the Emerging Markets Series, Global Bond Series and the International Equity Series and sub-investment adviser to Strategic Income Series of the Registrant and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Global & International Funds, Delaware Pooled Trust, Delaware Group Income Funds and Delaware Group Adviser Funds) and other institutional accounts. Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

--------------------------------------- -----------------------------------------------------------------------------
Name and Principal Business Address     Positions and Offices with Delaware International and its Affiliates and
                                        Other Positions and Offices Held
--------------------------------------- -----------------------------------------------------------------------------
Charles E. Haldeman, Jr.**              Chairman and Director of Delaware International Advisers Ltd.; Chief Executive
                                        Officer of Delaware Management Company (a series of Delaware Management Business
                                        Trust); President, Chief Executive Officer and Director of Delaware Management
                                        Holdings, Inc.; Chief Executive Officer and Director of DMH Corp.; Chief
                                        Executive Officer and Director of Delvoy, Inc.; Chief Executive Officer and
                                        Director of Delaware Management Company, Inc.; Chief Executive Officer and
                                        Trustee of Delaware Management Business Trust, Director of Delaware Service
                                        Company, Inc.; Director of Delaware Capital Management, Inc.; Director of
                                        Retirement Financial Services, Inc.; Director of Delaware Distributors, Inc.;
                                        Chief Executive Officer of Delaware General Management, Inc.
--------------------------------------- -----------------------------------------------------------------------------
G. Roger H. Kitson*                     Vice Chairman and Director of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
David G. Tilles*                        Managing Director/Chief Investment Officer and Director of Delaware
                                        International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Elizabeth A. Desmond*                   Senior Portfolio Manager and Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- -----------------------------------------------------------------------------
John Emberson*                          Finance Director/Company Secretary/Compliance Officer and Chief Operating
                                        Officer of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Clive A. Gillmore*                      Senior Portfolio Manager/Deputy Managing Director and Director of Delaware
                                        International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Nigel G. May*                           Senior Portfolio Manager and Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Hamish O. Parker*                       Senior Portfolio Manager and Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Robert Akester*                         Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Fiona A. Barwick*                       Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Joanna Bates*                           Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Gavin A. Hall*                          Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
John Kirk*                              Senior Portfolio Manager and Director of Delaware International Advisers
                                        Ltd.
--------------------------------------- -----------------------------------------------------------------------------
W. Hywel Morgan*                        Senior Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Christopher A. Moth*                    Senior Portfolio Manager and Director of Delaware International Advisers
                                        Ltd.

--------------------------------------- -----------------------------------------------------------------------------
Richard J. Ginty*                       Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
R. Emma Lewis*                          Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
Hugh A. Serjeant*                       Portfolio Manager of Delaware International Advisers Ltd.
--------------------------------------- -----------------------------------------------------------------------------
John C. E. Campbell**                   Director of Delaware International Advisers Ltd.; Executive Vice
                                        President/Global Marketing & Client Services of Delaware Management Company
                                        (a series of Delaware Management Business Trust) and Delaware Investment
                                        Advisers (a series of Delaware Management Business Trust)
--------------------------------------- -----------------------------------------------------------------------------
George E. Deming**                      Director of Delaware International Advisers Ltd.; Vice President/Senior
                                        Portfolio Manager of Delaware Management Company (a series of Delaware
                                        Management Business Trust) and Delaware Investment Advisers (a series of
                                        Delaware Management Business Trust)
--------------------------------------- -----------------------------------------------------------------------------

--------------------------------------- -----------------------------------------------------------------------------
Name and Principal Business Address     Positions and Offices with Delaware International and its Affiliates and
                                        Other Positions and Offices Held
--------------------------------------- -----------------------------------------------------------------------------
David K. Downes**                       Director of Delaware International Advisers Ltd.; President, Chief
                                        Executive Officer, Chief Financial Officer and Director/Trustee of the
                                        Registrant and each of the other investment companies in the Delaware
                                        Investments family; President and Director of Delaware Management Company,
                                        Inc.; President of Delaware Management Company (a series of Delaware
                                        Management Business Trust); President, Chief Executive Officer and Director
                                        of Delaware Capital Management, Inc.; Chairman, President, Chief Executive
                                        Officer and Director of Delaware Service Company, Inc.; President, Chief
                                        Operating Officer, Chief Financial Officer and Director of Delaware
                                        International Holdings Ltd.; Chairman and Director of Delaware Management
                                        Trust Company and Retirement Financial Services, Inc.; Executive Vice
                                        President, Chief Operating Officer, Chief Financial Officer of Delaware
                                        Management Holdings, Inc., Founders CBO Corporation, Delaware Investment
                                        Advisers (a series of Delaware Management Business Trust) and Delaware
                                        Distributors, L.P.; Executive Vice President, Chief Operating Officer,
                                        Chief Financial Officer and Director of DMH Corp., Delaware Distributors,
                                        Inc., Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice President
                                        and Trustee of Delaware Management Business Trust

                                        Chief Executive Officer and Director of Forewarn, Inc. since 1993,
                                        8 Clayton Place, Newtown Square, PA

--------------------------------------- -----------------------------------------------------------------------------
Richard J. Flannery**                   Director of Delaware International Advisers Ltd.; Executive Vice
                                        President/General Counsel of the Registrant and each of the other investment companies in the Delaware Investments family, Delaware
                                        Management Holdings, Inc., Delaware Distributors, L.P., Delaware Management
                                        Company (a series of Delaware Management Business Trust), Delaware
                                        Investment Advisers (a series of Delaware Management Business Trust) and
                                        Founders CBO Corporation; Executive Vice President/General Counsel and
                                        Director of Delaware International Holdings Ltd., Founders Holdings, Inc.,
                                        Delvoy, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                                        Service Company, Inc., Delaware Capital Management, Inc., Retirement
                                        Financial Services, Inc., Delaware Distributors, Inc. and Delaware
                                        Management Trust Company.; Executive Vice President and Trustee of Delaware
                                        Management Business Trust; Director of HYPPCO Finance Company Ltd.

                                        Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                        Elverton, PA; Director and Member of Executive Committee of Stonewall
                                        Links, Inc. since 1991, Bulltown Rd., Elverton, PA

--------------------------------------- -----------------------------------------------------------------------------
Richard G. Unruh**                      Director of Delaware International Advisers Ltd.; Executive Vice
                                        President/Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Executive Vice President and Chief
                                        Investment Officer, Equity of the Registrant and each of the other investment companies in the Delaware Investments family; Chief Executive
                                        Officer/Chief Investment Officer of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President of
                                        Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.;
                                        Executive Vice President and Trustee of  Delaware Management Business Trust

                                        Board of Directors, Chairman of Finance Committee, Keystone Insurance
                                        Company since 1989, 2040 Market Street, Philadelphia, PA; Board of
                                        Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since
                                        1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron,
                                        Inc. since 1995, 11911 Freedom Drive, Reston, VA

--------------------------------------- -----------------------------------------------------------------------------

*  Business address of each is Third Floor, 80 Cheapside, London, England EC2V
   6EE.

** Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Social Awareness Series (formerly named Quantum Series). The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

------------------------------------- -------------------------------------------------------------------------------
Name and Principal Business           Positions and Offices with Vantage Global Advisors, Inc. and its
Address                               Principal Affiliates and Other Positions and Offices Held
------------------------------------- -------------------------------------------------------------------------------
------------------------------------- -------------------------------------------------------------------------------
Roger Sayler(1)                       President and Chief Executive Officer of Vantage Global Advisors, Inc.
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
*Dennis A. Blume                      Director of Vantage Global Advisors, Inc.

                                      Vice President and Director of Lincoln Investment Management, Inc. since
                                      1985, 200 East Berry Street, Fort Wayne, IN; Director of Lynch & Mayer,
                                      Inc. since 1996, 520 Madison Avenue, New York, NY
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Kevin S. Lee                          Vice President/Controller/Compliance Officer
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Michael Rose                          Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Florence Leong                        Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Evelyn M. Poy                         Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Pamela L. Friedman                    Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Christopher J. Rowe                   Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Yi Feng Yang                          Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Perry D. Keck                         Senior Vice President
------------------------------------- -------------------------------------------------------------------------------

------------------------------------- -------------------------------------------------------------------------------
Bruce D. Barton(2)                    Director of Vantage Global Advisors Inc.

                                      President and Chief Executive Officer of Delaware Distributors, L.P.
                                      since 1996, 1818 Market Street, Philadelphia, PA

------------------------------------- -------------------------------------------------------------------------------

(1) MANAGING DIRECTOR/GLOBAL HEAD OF DERIVATIVES, J.P. Morgan Investment Management prior to 1999.

(2) SENIOR VICE PRESIDENT AND DIRECTOR, Lincoln National Investment Companies February 1996 to October 1996; VICE PRESIDENT, Lincoln National Corporation May 1992 to October 1996.

*    Business address is 200 East Berry Street Fort Wayne, IN 46802.

**   Business address is 1818 Market Street, Philadelphia, PA 19103.

         (d) Lincoln Investment Management Company, Inc. serves as sub-adviser to the REIT Series. Lincoln Investment Management Company, Inc. also serves as sub-adviser to Delaware Pooled Trust, Inc. In addition, Lincoln Investment Management Company, Inc. serves as investment manager to Lincoln National Convertible Securities Fund, Inc., Lincoln National Income Fund, Inc., Lincoln National Aggressive Growth Fund, Inc., Lincoln National Bond Fund, Inc., Lincoln National Capital Appreciation Fund, Inc., Lincoln National Equity-Income Fund, Inc., Lincoln National Global Asset Allocation Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National International Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., Lincoln National Social Awareness Fund, Inc., Lincoln National Special Opportunities Fund, Inc. and to other clients. Lincoln Investment Management Company, Inc. is registered with the Securities and Exchange Commission as an investment adviser and has acted as an investment adviser to investment companies for over 40 years.

         Information regarding the officers and directors of Lincoln Investment Management Company, Inc. and the positions they held during the past two years follows:

----------------------------------- ----------------------------------------------------------------------------------
Name and Principal Business         Positions and Offices with Lincoln Investment Management Company, Inc. and
Address                             its Affiliates and Other Positions and Offices Held
----------------------------------- ----------------------------------------------------------------------------------
*David A. Berry                     Senior Vice President and Director of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Dennis A. Blume                    Vice President of Lincoln Investment Management, Inc.; and Director of
                                    Vantage Global Advisors, Inc
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Steven R. Brody                    Vice President and Director of Lincoln Investment Management, Inc.;  Vice
                                    President of The Lincoln National Life Insurance Company
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Philip C. Byrde                    Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Patrick R. Chasey                  Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Janet C. Chrzan                    Vice President/Treasurer of Lincoln Investment Management, Inc., Lincoln
                                    National Corporation, LNC Equity Sales Corporation; Treasurer of Lincoln
                                    National Investments, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*David C. Fischer                   Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
Mark S. Forman                      Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Robert C. Franzino                 Vice President/Portfolio Manager of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Luc N. Girard                      Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Walter M. Korinke                  Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*James M. Keefer                    Vice President and General Counsel and Director of Lincoln Investment
                                    Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Howard R. Lodge                    Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*David J. Miller                    Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*David C. Patch                     Vice President of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
Name and Principal Business         Positions and Offices with Lincoln Investment Management Company, Inc. and
Address                             its Affiliates and Other Positions and Offices Held
----------------------------------- ----------------------------------------------------------------------------------
*Regina N. Rohrbacher               Compliance Officer of Lincoln Investment Management, Inc.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Cynthia A. Rose                    Corporate Secretary of Lincoln Investment Management, Inc. and Lincoln
                                    National Life Insurance Company.
----------------------------------- ----------------------------------------------------------------------------------

----------------------------------- ----------------------------------------------------------------------------------
*Jay M. Yentis                      Portfolio Manager/Second Vice President of Lincoln Investment Management,
                                    Inc.
----------------------------------- ----------------------------------------------------------------------------------
----------------------------------- ----------------------------------------------------------------------------------

*    Business address is 200 East Berry Street, Fort Wayne, IN 46802.
**   Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802.
***  Business address is 1818 Market Street, Philadelphia, PA 19103.

Item 27. Principal Underwriters.

         (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments family.

         (b) Information with respect to each director, officer or partner of principal underwriter:

--------------------------------------------- ------------------------------------------- ------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant

--------------------------------------------- ------------------------------------------- ------------------------------------------
Delaware Distributors, Inc.                   General Partner                             None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Delaware Investment Advisers                  Limited Partner                             None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Mary R. Barneby                               Vice Chairman                               None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Westley V. Thompson                           Vice Chairman                               None
--------------------------------------------- ------------------------------------------- ------------------------------------------

David K. Downes                               Executive Vice President/Chief Operating    President/Chief Executive Officer/Chief
                                              Officer/Chief Financial Officer             Financial Officer
--------------------------------------------- ------------------------------------------- ------------------------------------------

Richard J. Flannery                           Executive Vice President/General Counsel    Executive Vice President/General Counsel
--------------------------------------------- ------------------------------------------- ------------------------------------------

Diane M. Anderson                             Senior Vice President/Retirement            None
                                              Operations
--------------------------------------------- ------------------------------------------- ------------------------------------------

Michael P. Bishof                             Senior Vice President/Investment            Senior Vice President/Treasurer
                                              Accounting
--------------------------------------------- ------------------------------------------- ------------------------------------------

Lisa O. Brinkley                              Senior Vice President/Compliance Director   Senior Vice President/Compliance Director
--------------------------------------------- ------------------------------------------- ------------------------------------------

Daniel J. Brooks III                          Senior Vice President/Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------
Larry Carr                                    Senior Vice President/Variable Annuity      None
                                              Sales Director
--------------------------------------------- ------------------------------------------- ------------------------------------------

--------------------------------------------- ------------------------------------------- ------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant

--------------------------------------------- ------------------------------------------- ------------------------------------------
Terrence P. Cunningham                        Senior Vice President/National Sales        None
                                              Director, Financial Institutions
--------------------------------------------- ------------------------------------------- ------------------------------------------
Douglas R. Glennon                            Senior Vice President/Regional Consultant   None
                                              Director
--------------------------------------------- ------------------------------------------- ------------------------------------------
Darryl S. Grayson                             Senior Vice President/Director, Internal    None
                                              Sales
--------------------------------------------- ------------------------------------------- ------------------------------------------

Joseph H. Hastings                            Senior Vice President/Treasurer/            Senior Vice President/Corporate
                                              Corporate Controller                        Controller
--------------------------------------------- ------------------------------------------- ------------------------------------------

Joanne O. Hutcheson                           Senior Vice President/Human Resources       Senior Vice President/Human Resources
--------------------------------------------- ------------------------------------------- ------------------------------------------

Karina J. Istvan                              Senior Vice President/Strategic Planning    Senior Vice President/Strategic Planning
--------------------------------------------- ------------------------------------------- ------------------------------------------
Stephen W. Long                               Senior Vice President/National Sales        None
                                              Director, Wirehouse/Regional Channel
--------------------------------------------- ------------------------------------------- ------------------------------------------

Richelle S. Maestro                           Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/Secretary                           Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- ------------------------------------------

Mac McAulliffe                                Senior Vice President/Divisional Sales      None
                                              Manager
--------------------------------------------- ------------------------------------------- ------------------------------------------
 J. Chris Meyer                               Senior Vice President/Director, Product
                                              Management                                  None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Eric E. Miller                                Senior Vice President/Deputy General        Senior Vice President/Deputy General
                                              Counsel/Assistant Secretary                 Counsel/Secretary
--------------------------------------------- ------------------------------------------- ------------------------------------------

Stephen C. Nell                               Senior Vice President/National Retirement   None
                                              Sales
--------------------------------------------- ------------------------------------------- ------------------------------------------

Henry W. Orvin                                Senior Vice President/Eastern Divisional    None
                                              Sales Manager
--------------------------------------------- ------------------------------------------- ------------------------------------------

Christopher H. Price                          Senior Vice President/Insurance Products    None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Philip G. Rickards                            Senior Vice President/Regional Consultant   None
                                              Director
--------------------------------------------- ------------------------------------------- ------------------------------------------

Thomas E. Sawyer                              Senior Vice President/ Regional             None
                                              Consultant Director
--------------------------------------------- ------------------------------------------- ------------------------------------------

James L. Shields                              Senior Vice President/Chief Information     None
                                              Officer
--------------------------------------------- ------------------------------------------- ------------------------------------------

Steven Sorenson                               Senior Vice President/Director of           None
                                              Independent Planner & Insurance and
                                              Registered Investment Adviser Channels
--------------------------------------------- ------------------------------------------- ------------------------------------------

Richard P. Allen                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

David P. Anderson, Jr.                        Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Jeffrey H. Arcy                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

--------------------------------------------- ------------------------------------------- ------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant

--------------------------------------------- ------------------------------------------- ------------------------------------------
Patrick A. Bearss                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Larry Bridwell                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Daniel H. Carlson                             Vice President/Marketing Services           None
--------------------------------------------- ------------------------------------------- ------------------------------------------

William S. Carroll                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Patrick A. Connelly                           Vice President/Registered Investment        None
                                              Adviser Sales
--------------------------------------------- ------------------------------------------- ------------------------------------------

Joel A. Ettinger                              Vice President/Taxation                     Vice President/Taxation
--------------------------------------------- ------------------------------------------- ------------------------------------------

Edward A. Foley                               Vice President/Marketing Communications     None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Susan T. Friestedt                            Vice President/Retirement Services          None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Rhonda J. Guido                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Ronald A. Haimowitz                           Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Edward J. Hecker                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

John R. Herron                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Steven N. Horton                              Vice President/ Senior Regional Consultant  None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Dinah J. Huntoon                              Vice President/Product Manager, Equities    None
--------------------------------------------- ------------------------------------------- ------------------------------------------
Thomas Intoccia                               Vice President/Independent Planner &        None
                                              Insurance Key Accounts
--------------------------------------------- ------------------------------------------- ------------------------------------------

Chirstopher L. Johnston                       Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Michael J. Jordan                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Carolyn Kelly                                 Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Richard M. Koerner                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Ellen M. Krott                                Vice President/Marketing                    None
--------------------------------------------- ------------------------------------------- ------------------------------------------

John LeBoeuf                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

SooHee Lee                                    Vice President/Fixed Income &               None
                                              International Product Manager
--------------------------------------------- ------------------------------------------- ------------------------------------------

Philip Y. Lin                                 Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- ------------------------------------------

John R. Logan                                 Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

--------------------------------------------- ------------------------------------------- ------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant

--------------------------------------------- ------------------------------------------- ------------------------------------------
Michael D. Mabry                              Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- ------------------------------------------

Theodore T. Malone                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Raymond G. McCarthy                           Vice President/National Accounts,           None
                                              Independent Planner & Insurance Channels
--------------------------------------------- ------------------------------------------- ------------------------------------------

Joanne C. McCranie                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Nathan W. Medin                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Scott L. Metzger                              Vice President/Business Development         None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Jamie L. Meyer                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Roger J. Miller                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Christopher W. Moore                          Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Andrew F. Morris                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Scott E. Naughton                             Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------
Nancy Nawn                                    Vice President/Senior Wrap Product Manager  None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Julie Nusbaum                                 Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Julie A. Nye                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Daniel J. O'Brien                             Vice President/Insurance Products           None
--------------------------------------------- ------------------------------------------- ------------------------------------------

David P. O'Connor                             Vice President/Associate General            Vice President/Associate General
                                              Counsel/Assistant Secretary                 Counsel/Assistant Secretary
--------------------------------------------- ------------------------------------------- ------------------------------------------

Joseph T. Owczarek                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------
Donald G. Padilla                             Vice President/Assistant                    None
                                              Controller/Assistant Treasurer
--------------------------------------------- ------------------------------------------- ------------------------------------------

Otis S. Page                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------
Scott P. Passias                              Vice President/Associate Senior Regional    None
                                              Consultant
--------------------------------------------- ------------------------------------------- ------------------------------------------

Mary Ellen Pernice-Fadden                     Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Eric Preus                                    Vice President/Wrap Senior Regional         None
                                              Consultant
--------------------------------------------- ------------------------------------------- ------------------------------------------

Laura E. Roman                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Robert A. Rosso                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

--------------------------------------------- ------------------------------------------- ------------------------------------------

Name and Principal Business Address*          Positions and Offices with Underwriter      Positions and Offices with Registrant

--------------------------------------------- ------------------------------------------- ------------------------------------------
Terri Lynn Sabby                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Richard  Salus                                Vice President/Assistant Controller         None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Linda D. Shulz                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Gordon E. Searles                             Vice President/Client Services              None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Catherine A. Seklecki                         Vice President/Retirement Sales             None
--------------------------------------------- ------------------------------------------- ------------------------------------------

John C. Shalloe                               Vice President/Wrap Fee Senior Regional     None
                                              Consultant
--------------------------------------------- ------------------------------------------- ------------------------------------------

Darren Smith                                  Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Kimberly M. Spangler                          Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Robert E. Stansbury                           Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Michael T. Taggart                            Vice President/Facilities &                 None
                                              Administrative Services
--------------------------------------------- ------------------------------------------- ------------------------------------------

Bryon Townsend                                Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Julia R. Vander Els                           Vice President/Retirement Plan              None
                                              Communications
--------------------------------------------- ------------------------------------------- ------------------------------------------

John A. Wells                                 Vice President/Marketing Technology         None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Courtney S. West                              Vice President/Institutional Sales          None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Andrew J. Whitaker                            Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Scott Whitehouse                              Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Wesley Williams                               Vice President/Senior Regional Consultant   None
--------------------------------------------- ------------------------------------------- ------------------------------------------

Theodore V. Wood                              Vice President/Technical Systems Officer    None
--------------------------------------------- ------------------------------------------- ------------------------------------------

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

          (c)     Inapplicable.

Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, in London at Third Floor, 80 Cheapside, London, England EC2V 6EE, in New York at 630 Fifth Avenue, New York, NY 10111, or in Fort Wayne at 200 East Berry Street, Fort Wayne, IN 46802 or 1300 S. Clinton Street, Fort Wayne, IN 46802.

Item 29. Management Services.  None.

Item 30. Undertakings.  None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 20th day of April 2000.
                                                DELAWARE GROUP PREMIUM FUND

                                                   By /s/David K. Downes
                                           -------------------------------------
                                                      David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

              Signature                                          Title                                       Date
--------------------------------------    ----------------------------------------------------    ----------------------------
/s/David K. Downes                        President/Chief Executive Officer/Chief Financial             April 20, 2000
---------------------------------         Officer (Principal Executive Officer, Principal
David K. Downes                           Financial Officer and Principal Accounting
                                          Officer) and Trustee



/s/Wayne A. Stork               *         Trustee                                                       April 20, 2000
---------------------------------
Wayne A. Stork

/s/Walter P. Babich             *         Trustee                                                       April 20, 2000
---------------------------------
Walter P. Babich

/s/John H. Durham               *         Trustee                                                       April 20, 2000
---------------------------------
John H. Durham

/s/Anthony D. Knerr             *         Trustee                                                       April 20, 2000
---------------------------------
Anthony D. Knerr

/s/Ann R. Leven                 *         Trustee                                                       April 20, 2000
---------------------------------
Ann R. Leven

/s/ Thomas F. Madison           *         Trustee                                                       April 20, 2000
---------------------------------
Thomas F. Madison

/s/Charles E. Peck              *         Trustee                                                       April 20, 2000
---------------------------------
Charles E. Peck

/s/Jan L. Yeomans               *         Trustee                                                       April 20, 2000
---------------------------------
Jan L. Yeomans


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549






                                    Exhibits

                                       to

                                    Form N-1A









             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.  Exhibit
-----------  -------
EX-99.D1I    Form of Amendment No. 1 to the Investment Management Agreement (August 2000) between
             Delaware Management Company and the Registrant

EX-99.E1I    Form of Amended Appendix A to the Distribution Agreement (August 2000)

EX-99.G3     Form of Letter to add the Technology and Innovation Series to the Custodian Agreement
             between The Chase Manhattan Bank and the Registrant

EX-99.H2     Form of Amended and Restated Shareholder Services Agreement (August 2000) between Delaware
             Service Company, Inc. and the Registrant on behalf of each Series

EX-99.H5I    Form of Amendment No. 22 to the Delaware Group of Funds Fund Accounting Agreement (August
             2000)

EX-99.I      Opinion of Counsel

EX-99.M1I    Form of Amended Appendix A to Plan under Rule 12b-1 (August 2000)

EX-99.N1I    Form of Amended Appendix A to Rule 18f-3 Plan (August 2000)
